Filed electronically with the Securities and Exchange Commission on January 27, 2006


                                                              File No. 33-12938
                                                              File No. 811-05076


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /  X /

                           Pre-Effective Amendment No.                    /    /
                         Post-Effective Amendment No. 23
                                                      --                  /  X /
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   /  X /

                                Amendment No. 24
                                              --                          /  X /



                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
                     ---------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

            Philip J. Collora, Vice President and Assistant Secretary
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

                            Copy to: David A. Sturms
                     Vedder, Price, Kaufman & Kammholz, P.C.
                              222 N. LaSalle Street
                             Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

/    / Immediately upon filing pursuant to paragraph (b)
/  X / On February 1, 2006 pursuant to paragraph (b)
/    / 60 days after filing pursuant to paragraph (a)(1)
/    / On __________________ pursuant to paragraph (a)(1)
/    / 75 days after filing pursuant to paragraph (a)(2)
/    / On __________________pursuant to paragraph (a)(2) of Rule 485

       If appropriate, check the following box:
/    / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                     SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectuses of each of the funds listed below:


Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe as part of our continuing commitment to superior performance, innovative products and quality services. On February 6, 2006, the funds will be listed as part of the DWS fund family under the letter "D" in the mutual fund listing section of the newspapers. In addition, the Web site for all Scudder funds will change to www.dws-scudder.com.

The new fund names will be as follows:

--------------------------------------------------------------------------------------------------------------------------
Current Name                                                        New Name, Effective February 6, 2006
--------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Fund                                              DWS Blue Chip Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder California Tax-Free Income Fund                             DWS California Tax-Free Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Fund                                         DWS Capital Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Cash Investment Trust                                       DWS Cash Investment Trust
--------------------------------------------------------------------------------------------------------------------------
Scudder Commodity Securities Fund                                   DWS Commodity Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Concentrated Value Fund                              DWS Dreman Concentrated Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Financial Services Fund                              DWS Dreman Financial Services Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman High Return Equity Fund                              DWS Dreman High Return Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Mid Cap Value Fund                                   DWS Dreman Mid Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Small Cap Value Fund                                 DWS Dreman Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder EAFE Equity Index Fund                                      DWS EAFE Equity Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Equity 500 Index Fund                                       DWS Equity 500 Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Emerging Markets Fund                                       DWS Emerging Markets Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Emerging Markets Income Fund                                DWS Emerging Markets Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Fixed Income Fund                                           DWS Core Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Flag Investors Communications Fund, Inc.                    DWS Communications Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Flag Investors Equity Partners Fund, Inc.                   DWS Equity Partners Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Flag Investors Value Builder Fund, Inc.                     DWS Value Builder Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Global Bond Fund                                            DWS Global Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Fund                                       DWS Global Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Global Fund                                                 DWS Global Thematic Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder GNMA Fund                                                   DWS GNMA Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Gold and Precious Metals Fund                               DWS Gold & Precious Metals Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Greater Europe Fund                                         DWS Europe Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Fund                                      DWS Growth & Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Government & Agency Money Fund                              DWS Government & Agency Money Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Health Care Fund                                            DWS Health Care Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder High Income Fund                                            DWS High Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder High Income Plus Fund                                       DWS High Income Plus Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder High Yield Tax Free Fund                                    DWS High Yield Tax Free Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Inflation Protected Plus Fund                               DWS Inflation Protected Plus Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Income Fund                                                 DWS Core Plus Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Intermediate Tax/AMT Free Fund                              DWS Intermediate Tax/AMT Free Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder International Fund                                          DWS International Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder International Equity Fund                                   DWS International Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Fund                            DWS International Select Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Japanese Equity Fund                                        DWS Japan Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Large Cap Value Fund                                        DWS Large Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Large Company Growth Fund                                   DWS Large Company Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Latin America Fund                                          DWS Latin America Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Lifecycle Long Range Fund                                   DWS Lifecycle Long Range Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Limited Duration Plus Fund                                  DWS Short Duration Plus Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Managed Municipal Bond Fund                                 DWS Managed Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Massachusetts Tax-Free Fund                                 DWS Massachusetts Tax-Free Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Micro Cap Fund                                              DWS Micro Cap Fund
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Current Name                                                        New Name, Effective February 6, 2006
--------------------------------------------------------------------------------------------------------------------------
Scudder Mid Cap Growth Fund                                         DWS Mid Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Fund                                           DWS Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Series                                         DWS Money Market Series
--------------------------------------------------------------------------------------------------------------------------
Scudder New York Tax-Free Income Fund                               DWS New York Tax-Free Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pacific Opportunities Fund                                  DWS Pacific Opportunities Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Conservative Portfolio                      DWS Conservative Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Growth Plus Portfolio                       DWS Growth Plus Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Growth Portfolio                            DWS Growth Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Moderate Portfolio                          DWS Moderate Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Retirement Fund -- Series VI                                 DWS Target 2006 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Retirement Fund -- Series VII                                DWS Target 2008 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder RREEF Real Estate Securities Fund                           DWS RREEF Real Estate Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder S&P 500 Index Fund                                          DWS S&P 500 Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Select 500 Fund                                             DWS Enhanced S&P 500 Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Short Duration Fund                                         DWS Short Duration Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Short Term Bond Fund                                        DWS Short Term Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Short-Term Municipal Bond Fund                              DWS Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Fund                                       DWS Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Small Company Stock Fund                                    DWS Small Cap Core Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Small Company Value Fund                                    DWS Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Strategic Income Fund                                       DWS Strategic Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2010 Fund                                            DWS Target 2010 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2011 Fund                                            DWS Target 2011 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2012 Fund                                            DWS Target 2012 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2013 Fund                                            DWS Target 2013 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2014 Fund                                            DWS Target 2014 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Tax Advantaged Dividend Fund                                DWS Equity Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Tax-Exempt Money Fund                                       DWS Tax-Exempt Money Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Tax Free Money Fund                                         DWS Tax Free Money Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Technology Fund                                             DWS Technology Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Fund                                           DWS Balanced Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder U.S. Bond Index Fund                                        DWS U.S. Bond Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder U.S. Government Securities Fund                             DWS U.S. Government Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder U.S. Treasury Money Fund                                    DWS U.S. Treasury Money Fund
--------------------------------------------------------------------------------------------------------------------------


Also effective February 6, 2006, the Scudder service providers to the funds will change their names. The new service provider names will be as follows:

----------------------------------------------------------------------------------
Current Name                               New Name, Effective February 6, 2006
----------------------------------------------------------------------------------
Scudder Distributors, Inc.                 DWS Scudder Distributors, Inc.
----------------------------------------------------------------------------------
Scudder Fund Accounting Corporation        DWS Scudder Fund Accounting Corporation
----------------------------------------------------------------------------------
Scudder Investments Service Company        DWS Scudder Investments Service Company
----------------------------------------------------------------------------------
Scudder Service Corporation                DWS Scudder Service Corporation
----------------------------------------------------------------------------------
Scudder Trust Company                      DWS Trust Company
----------------------------------------------------------------------------------


Scudder Total Return Fund only:

Effective February 6, 2006 and under the fund's new name, DWS Balanced Fund, the following supplements the disclosure in the third paragraph of "The Fund's Main Investment Strategy" section of the prospectuses:

The fund normally invests approximately 60% of its net assets in common stocks and other equity securities and approximately 40% of its net assets in fixed-income securities, including lower-quality debt securities. These percentages will fluctuate in response to changing market conditions, but the fund will at all times invest at least 25% of net assets in fixed-income senior securities.

               Please Retain This Supplement for Future Reference



December 31, 2005
SMF-3675
535429

Tax-Exempt California Money
Market Fund

                    P R O S P E C T U S


                    February 1, 2006



                    As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents



   The Fund                                        Your Investment in the Fund

     3  The Fund's Goal and Main Strategy           12  Policies You Should Know About

     5  The Main Risks of Investing in the Fund     16  Understanding Distributions and Taxes

     7  Performance

     8  How Much Investors Pay

     9  Other Policies and Risks

     9  Who Manages the Fund

    11  Financial Highlights


--------------------------------------------------------------------------------
                                                            TICKER SYMBOL  TXCXX

Tax-Exempt California Money Market Fund


The Fund's Goal and Main Strategy

The fund seeks maximum current income that is exempt from federal and State of California income taxes to the extent consistent with stability of capital.


To pursue its goal, the fund normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities and other securities whose income is free from California and federal income tax and from alternative minimum tax (AMT).


This fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-free income along with the liquidity and stability that a money fund is designed to offer.

While the fund's advisor gives priority to earning income and maintaining the value of the fund's principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes.

The fund seeks to achieve its goal of current income by investing in high quality, short-term municipal obligations and maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. The fund follows two policies designed to maintain a stable share price:

o Fund securities are denominated in US dollars and generally have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their effective maturities to 397 days or less at the time of purchase.

o The fund buys short-term municipal obligations that at the time of purchase:

     - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

     - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

     - are unrated, but are determined to be of comparable quality by the advisor; or

     - have no short-term rating, but are rated in one of the top two highest long-term rating categories, and are determined to be of comparable quality by the advisor.

Principal Investments

The fund primarily invests in the following types of investments:


o Municipal trust receipts ("MTRs"). Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. The fund may invest up to 35% of its net assets in MTRs.


o General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.


o Tax-exempt commercial paper, which are tax-exempt obligations of borrowers that generally mature in 270 days or less.


o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.


o Municipal obligations backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.


o Floating rate bonds whose interest rates vary with changes in specified market rates or indices. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

o Private activity bonds, which are revenue bonds that finance nongovernmental activities, such as private industry construction and industrial development bonds. Note that the interest on these bonds may be subject to local, state and federal income taxes, including the AMT.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.


Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the fund only buys high quality securities with minimal credit risk. Also, the fund primarily buys securities with remaining maturities of 397 days (about 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. The fact that the fund invests primarily in securities from a single state increases this risk because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, California's economy could be hurt by natural disasters.

Due to a variety of factors, many local California municipalities, as well as the State, experienced credit rating downgrades during the 2001-2003 timeframe. In December 2002, the ratings of the State's general obligation bonds were reduced by S&P and Fitch. In the summer of 2003, the ratings of S&P and Moody's were reduced. In December 2003, Moody's again reduced its rating of the State's general obligation bonds, citing concerns over the state's recent action to cut the vehicle licensing fee ("VLF"), as well as the State's continuing inability to reach political consensus on solutions to its budget and financial difficulties. In May 2004, Moody's upgraded California's rating. In August 2004, S&P upgraded California's rating and Fitch removed California's rating from rating watch -- negative and upgraded its rating. As of mid-June, 2005, S&P's rating of California's general obligation bonds was "A," Moody's rating was "A3" and Fitch's rating was "A-." Additional improvement in the ratings of these bonds occurred over the next few months, and as of December 21, 2005, the S&P rating of California's general obligation bonds remained at "A," Moody's rating increased to "A2" and Fitch's rating increased to "A." Should the financial condition of California deteriorate, its credit ratings could be reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected. For more information, see the Statement of Additional Information, under "Special Considerations of Investing in the State of California."

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions. In addition, the municipal securities market is narrower, less liquid and has fewer investors than the taxable market.

Security Selection Risk. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in the fund's portfolio will decline in value. This could cause the fund's returns to lag behind those of similar money market funds.

Municipal Trust Receipts Risk. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds and notes. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.

Special Tax Features. Political or legal actions could change the tax-exempt status of the fund's dividends. Also, to the extent that the fund invests in taxable securities, a portion of the fund's dividends would be subject to regular federal, and possibly state and local, income taxation.

Temporary Defensive Position. In response to adverse political, economic or market events, the fund may adopt a temporary defensive position in which it places more than 20% of the fund's assets in high quality money market investments that are subject to federal, and possibly state and local, income tax. To the extent that the fund might do so, it may not meet its goal of a high level of current tax-free income.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.

Performance

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


As of December 31, 2005, the fund's taxable equivalent yield was 3.55%. To learn the current yield, investors may call the fund's Shareholder Service Agent at
(800) 231-8568.


The taxable equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the fund's tax-free yield. Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.



Annual Total Returns (%) as of 12/31 each year*

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------------------------------------------------------------------------------------------
    2.82        2.93       2.52       2.26        2.89       1.70       0.54        0.33       0.54       1.67

    1996        1997       1998       1999        2000       2001       2002        2003       2004       2005
-------------------------------------------------------------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 0.80%, Q2 1997

Worst Quarter: 0.08%, Q3 2003


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2005
--------------------------------------------------------------------------------

       1 Year                      5 Years                10 Years
--------------------------------------------------------------------------------
        1.67%                       1.01%                  1.84%
--------------------------------------------------------------------------------

* Does not reflect the effect of a nonrecurring expense adjustment and waiver arrangement in effect from 9/12/02 through 9/30/03. With this adjustment, the fund's annual total return as of 12/31 for 2003 was 0.57%.

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this fund. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from your investment)         None
--------------------------------------------------------------------------------
Annual Operating Expenses
(deducted from fund assets)
--------------------------------------------------------------------------------

Management Fee                               0.22%

--------------------------------------------------------------------------------
Distribution (12b-1) Fee                     0.33
--------------------------------------------------------------------------------

Other Expenses(1), (2)                       0.34
--------------------------------------------------------------------------------
Total Annual Operating Expenses              0.89
--------------------------------------------------------------------------------

(1) Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

(2)  Restated and estimated to reflect an increase in omnibus processing fees.



--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures in the fee table, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------

     $91           $284         $493                      $1,096
--------------------------------------------------------------------------------

Other Policies and Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be infrequent, the Board could change the fund's investment goal without seeking shareholder approval. However, the fund's policy of investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities and other securities whose income is free from California and federal income tax and from AMT for the fund cannot be changed without shareholder approval.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).


The fund's complete portfolio holdings as of the end of each calendar month are posted on www.dws-scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.dws-scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages the Fund

The investment advisor


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.22% of its average daily net assets.


The fund's shareholder report for the year ended September 30, 2005 contains a discussion regarding the basis for the Board of Trustees' renewal of the investment management agreement (see "Shareholder reports" on the back cover).


Regulatory and litigation matters


Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments (now known as DWS Scudder). The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.


The portfolio managers

A group of investment professionals are responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the last page).



--------------------------------------------------------------------------------
Years Ended September 30,           2005     2004      2003     2002      2001
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                            $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Net investment income               .014      .004     .006      .007      .02
--------------------------------------------------------------------------------
Less distributions from net
investment income                  (.014)    (.004)   (.006)    (.007)    (.02)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    1.38       .42     .64(a)     .67     2.24
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                         144       141      112       448      513
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       .74       .67      .77       .73     .79(b)
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       .74       .66      .74       .73     .76(b)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  1.39       .42      .38       .72     2.23
--------------------------------------------------------------------------------

(a)  Total return would have been lower had certain expenses not been reduced.

(b) The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .76% and .75%, respectively.

Your Investment in the Fund

The following pages describe the main policies associated with buying and selling shares of the fund. There is also information on dividends and taxes and other matters that may affect you as a fund shareholder.

Because this fund is available only through a financial services firm, such as a broker, financial institution or workplace retirement plan, you should contact a representative of your financial services firm for instructions on how to buy or sell fund shares.

Policies You Should Know About

The policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.


Rule 12b-1 Plan

The fund has adopted a plan under Rule 12b-1 under which a distribution fee of 0.33% of the fund's average daily net assets is deducted from fund assets each year. Because 12b-1 fees are paid out of the fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than paying other types of sales charges.

Householding

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial services firm or call (800) 231-8568.

Policies about transactions


The fund is open for business each day the New York Stock Exchange is open. Normally, the fund calculates its share price two times every business day: at 12 p.m. Eastern time and as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

As noted earlier, the fund seeks to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent and it has been determined that it is in "good order," it will be processed at the next share price calculated.

Wire transactions that arrive by 12 p.m. Eastern time will receive that day's dividend. Wire transactions received between 12 p.m. Eastern time and 4 p.m. Eastern time will start to accrue dividends the next business day. Investments by check will be effective at 4 p.m. Eastern time on the business day following the day it is deemed to be in good order and will earn dividends the following business day.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.


We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification. The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.


Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the advisor does not monitor or limit short-term and excessive trading activity in this fund and, accordingly, the Board of this fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.

Policies You Should Know About

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, traveler's checks, starter checks, third party checks, checks issued by credit card companies, Internet-based companies or checks drawn on foreign banks.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $250 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

Please keep in mind that if you make a recent purchase by check and that check has not cleared yet, those funds will not be available for redemption for up to 10 days.


The fund will accept Automated Clearing House ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number, you authorize us to redeem fund shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. In Case of Errors or Questions about Your Transactions or Pre-Authorized Transfers please contact your financial advisor or investment firm as soon as possible (but no later than sixty (60) days after you are sent the first fund statement on which the transaction appears) if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor or investment firm must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.


We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


When you want to sell more than $100,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

If you purchased your shares directly from the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:


DWS Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219151 Kansas City, MO 64121-9151

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.


You may obtain additional information about other ways to sell your shares by contacting your financial advisor.


Your financial services firm may set its own minimum investments, although those set by the fund are as follows:

o    Minimum initial investment: $1,000

o    Minimum additional investment: $100

o    Minimum investment with an automatic investment plan: $50

How the fund calculates share price

To calculate the net asset value per share, or NAV, the fund uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
      ----------------------------------  =  NAV
      TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you buy and sell shares is the NAV.


In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o    withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account

o reject a new account application if you don't provide any required or requested identifying information, or for other reasons

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less


o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a portfolio or the fair determination of the value of a portfolio's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.


o reject purchase orders, without prior notice. Also, from time to time, the fund may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimum at any time)

o    reject or limit purchases of shares for any reason without prior notice


Shareholders should direct their inquiries to the firm from which they received this prospectus or to DWS Scudder Investments Service Company, the fund's Shareholder Service Agent, 210 West 10th Street, Kansas City, Missouri 64105-1614.


Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund's income dividends are declared daily and paid monthly to shareholders:
The fund may take into account capital gains and losses in its daily dividend declarations.

The fund may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested.

Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For federal income tax purposes, an exchange is treated the same as a sale.

Dividends from the fund are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal and California State and local income tax liability. However, there are a few exceptions:

o A portion of the fund's dividends may be taxable if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short- or long-term capital gains.

o Because the fund can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything the fund owns, a discussion of market conditions affecting performance of the fund and the fund's financial statements. Shareholders get the reports automatically. For more copies, call (800) 231-8568.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about the fund, please contact your financial services firm. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. The fund's SAI and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. You can also obtain these materials by calling the Shareholder Service Agent at (800) 231-8568, during normal business hours only.


SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov

SEC File Number
Tax-Exempt California
Money Market Fund 811-5076

Supplement to the currently effective statements of additional information of each of the funds listed below:

Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The Trusts/Corporations that the funds are organized under will also be renamed DWS.

The new Trust/Corporation and fund names will be as follows:

                                                                    New Trust/Corporation Name / New Fund Name,
Current Trust/Corporation Name / Current Fund Name                           effective February 6, 2006
--------------------------------------------------                           --------------------------

Global/International Fund, Inc.                                 DWS Global/International Fund, Inc.
    Scudder Emerging Markets Income Fund                              DWS Emerging Markets Fixed Income Fund
    Scudder Global Bond Fund                                          DWS Global Bond Fund
    Scudder Global Discovery Fund                                     DWS Global Opportunities Fund
    Scudder Global Fund                                               DWS Global Thematic Fund
Investment Trust                                                DWS Investment Trust
    Scudder Capital Growth Fund                                       DWS Capital Growth Fund
    Scudder Growth and Income Fund                                    DWS Growth & Income Fund
    Scudder Large Company Growth Fund                                 DWS Large Company Growth Fund
    Scudder S&P 500 Index Fund                                        DWS S&P 500 Index Fund
    Scudder Small Company Stock Fund                                  DWS Small Cap Core Fund
Scudder Advisor Funds                                           DWS Advisor Funds
    Scudder International Equity Fund                                 DWS International Equity Fund
    Scudder Limited-Duration Plus Fund                                DWS Short Duration Plus Fund
    Scudder Mid Cap Growth Fund                                       DWS Mid Cap Growth Fund
    Scudder Small Cap Growth Fund                                     DWS Small Cap Growth Fund
Scudder Advisor Funds II                                        DWS Advisor Funds II
    Scudder EAFE Equity Index Fund                                    DWS EAFE Equity Index Fund
    Scudder U.S. Bond Index Fund                                      DWS U.S. Bond Index Fund
Scudder Advisor Funds III                                       DWS Advisor Funds III
    Scudder Lifecycle Long Range Fund                                 DWS Lifecycle Long Range Fund
Scudder Blue Chip Fund                                          DWS Blue Chip Fund
Scudder Cash Investment Trust                                   DWS Cash Investment Trust
Scudder Equity Trust                                            DWS Equity Trust
    Scudder-Dreman Financial Services Fund                            DWS Dreman Financial Services Fund
Scudder Flag Investors Communications Fund, Inc.                DWS Communications Fund
Scudder Flag Investors Equity Partners Fund, Inc.               DWS Equity Partners Fund
Scudder Flag Investors Value Builder Fund, Inc.                 DWS Value Builder Fund
Scudder Funds Trust                                             DWS Funds Trust
    Scudder Short Term Bond Fund                                      DWS Short Term Bond Fund
Scudder High Income Series                                      DWS High Income Series
    Scudder High Income Fund                                          DWS High Income Fund
Scudder Income Trust                                            DWS Income Trust
    Scudder GNMA Fund                                                 DWS GNMA Fund
Scudder Institutional Funds                                     DWS Institutional Funds
Scudder Equity 500 Index Fund                                   DWS Equity 500 Index Fund
Scudder International Equity Fund Institutional                 DWS International Equity Fund Institutional
Scudder Commodity Securities Fund                               DWS Commodity Securities Fund
Scudder Inflation Protected Plus Fund                           DWS Inflation Protected Plus Fund
Scudder International Fund, Inc.                                DWS International Fund, Inc.
    Scudder Emerging Markets Fund                                     DWS Emerging Markets Equity Fund
    Scudder Greater Europe Fund                                       DWS Europe Equity Fund
    Scudder International Fund                                        DWS International Fund
    Scudder Latin America Fund                                        DWS Latin America Equity Fund
    Scudder Pacific Opportunities Fund                                DWS Pacific Opportunities Equity Fund
Scudder Investors Funds, Inc.                                   DWS Investors Funds, Inc.
    Scudder Japanese Equity Fund                                      DWS Japan Equity Fund





Scudder MG Investments Trust                                    DWS Investments Trust
    Scudder Fixed Income Fund                                         DWS Core Fixed Income Fund
    Scudder High Income Plus Fund                                     DWS High Income Plus Fund
    Scudder International Select Equity Fund                          DWS International Select Equity Fund
    Scudder Micro Cap Fund                                            DWS Micro Cap Fund
    Scudder Short Duration Fund                                       DWS Short Duration Fund
    Scudder Short-Term Municipal Bond Fund                            DWS Short-Term Municipal Bond Fund
Scudder Money Funds                                             DWS Money Funds
    Scudder Government & Agency Money Fund                            DWS Government & Agency Money Fund
    Scudder Money Market Fund                                         DWS Money Market Fund
    Scudder Tax-Exempt Money Fund                                     DWS Tax-Exempt Money Fund
Scudder Money Market Trust                                      DWS Money Market Trust
    Scudder Money Market Series                                       DWS Money Market Series
Scudder Municipal Trust                                         DWS Municipal Trust
    Scudder High Yield Tax Free Fund                                  DWS High Yield Tax Free Fund
    Scudder Managed Municipal Bond Fund                               DWS Managed Municipal Bond Fund
Scudder Mutual Funds, Inc.                                      DWS Mutual Funds, Inc.
    Scudder Gold and Precious Metals Fund                             DWS Gold & Precious Metals Fund
Scudder Pathway Series                                          DWS Allocation Series
    Pathway Conservative Portfolio                                    DWS Conservative Allocation Fund
    Pathway Growth Plus Portfolio                                     DWS Growth Plus Allocation Fund
    Pathway Growth Portfolio                                          DWS Growth Allocation Fund
    Pathway Moderate Portfolio                                        DWS Moderate Allocation Fund
Scudder Portfolio Trust                                         DWS Portfolio Trust
    Scudder Income Fund                                               DWS Core Plus Income Fund
Scudder RREEF Securities Trust                                  DWS RREEF Securities Trust
    Scudder RREEF Real Estate Securities Fund                         DWS RREEF Real Estate Securities Fund
Scudder Securities Trust                                        DWS Securities Trust
    Scudder Health Care Fund                                          DWS Health Care Fund
    Scudder Small Company Value Fund                                  DWS Small Cap Value Fund
Scudder State Tax-Free Income Series                            DWS State Tax-Free Income Series
    Scudder California Tax-Free Income Fund                           DWS California Tax-Free Income Fund
    Scudder New York Tax-Free Income Fund                             DWS New York Tax-Free Income Fund
Scudder State Tax-Free Trust                                    DWS State Tax Free Trust
    Scudder Massachusetts Tax-Free Fund                               DWS Massachusetts Tax-Free Fund
Scudder Strategic Income Fund                                   DWS Strategic Income Fund
Scudder Target Fund                                             DWS Target Fund
    Scudder Retirement Fund Series - VI                               DWS Target 2006 Fund
    Scudder Retirement Fund Series - VII                              DWS Target 2008 Fund
    Scudder Target 2010 Fund                                          DWS Target 2010 Fund
    Scudder Target 2011 Fund                                          DWS Target 2011 Fund
    Scudder Target 2012 Fund                                          DWS Target 2012 Fund
    Scudder Target 2013 Fund                                          DWS Target 2013 Fund
    Scudder Target 2014 Fund                                          DWS Target 2014 Fund
Scudder Tax Free Money Fund                                     DWS Tax Free Money Fund
Scudder Tax Free Trust                                          DWS Tax Free Trust
    Scudder Intermediate Tax/AMT Free Fund                            DWS Intermediate Tax/AMT Free Fund
Scudder Technology Fund                                         DWS Technology Fund
Scudder Total Return Fund                                       DWS Balanced Fund
Scudder U.S. Government Securities Fund                         DWS U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund                                DWS U.S. Treasury Money Fund
Scudder Value Series, Inc.                                      DWS Value Series, Inc.
    Scudder Large Cap Value Fund                                      DWS Large Cap Value Fund
    Scudder-Dreman Concentrated Value Fund                            DWS Dreman Concentrated Value Fund
    Scudder-Dreman High Return Equity Fund                            DWS Dreman High Return Equity Fund
    Scudder-Dreman Mid Cap Value Fund                                 DWS Dreman Mid Cap Value Fund


    Scudder-Dreman Small Cap Value Fund                               DWS Dreman Small Cap Value Fund
Value Equity Trust                                              DWS Value Equity Trust
    Scudder Select 500 Fund                                           DWS Enhanced S&P 500 Index Fund
    Scudder Tax Advantaged Dividend Fund                              DWS Equity Income Fund

Also effective February 6, 2006, the Scudder service providers to the funds will change their names. The new service provider names will be as follows:

Current Name                                                    New Name, effective February 6, 2006
-------------                                                   ------------------------------------

    Scudder Distributors, Inc.                                        DWS Scudder Distributors, Inc.
    Scudder Fund Accounting Corporation                               DWS Scudder Fund Accounting Corporation
    Scudder Investments Service Company                               DWS Scudder Investments Service Company
    Scudder Service Corporation                                       DWS Scudder Service Corporation
    Scudder Trust Company                                             DWS Trust Company

















               Please Retain this Supplement for Future Reference





January 23, 2006

                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

               222 South Riverside Plaza, Chicago, Illinois 60606








                       STATEMENT OF ADDITIONAL INFORMATION


                                February 1, 2006

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Fund, dated February 1, 2006, as amended from time to time, a copy of which may be obtained without charge by contacting 1-800-728-3337 or DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1148, or from the firm from which this Statement of Additional Information was obtained, and is also available along with other related materials, on the Securities and Exchange Commission's Internet Web site at http://www.sec.gov.

The Annual Report to Shareholders for the year ended September 30, 2005, accompanies this Statement of Additional Information. The financial statements contained therein, together with the accompanying notes, are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.


This Statement of Additional Information is incorporated by reference into the prospectus.

                                TABLE OF CONTENTS
                                                                            Page

INVESTMENT RESTRICTIONS........................................................1


INVESTMENT POLICIES AND TECHNIQUES.............................................3
   Portfolio Holdings Information.............................................26

MANAGEMENT OF THE FUND........................................................28
   Investment Advisor.........................................................27

FUND SERVICE PROVIDERS........................................................31

PORTFOLIO TRANSACTIONS........................................................32
   Brokerage..................................................................33
   Independent Registered Public Accounting Firm..............................34
   Legal Counsel..............................................................35
   Fund Accounting Agent......................................................35
   Custodian, Transfer Agent and Shareholder Service Agent....................35

PURCHASE AND REDEMPTION OF SHARES.............................................36

NET ASSET VALUE...............................................................41

TAXES.........................................................................42

TRUSTEES AND OFFICERS.........................................................46

FUND ORGANIZATION.............................................................53

PROXY VOTING GUIDELINES.......................................................54

FINANCIAL STATEMENTS..........................................................56

ADDITIONAL INFORMATION........................................................56

RATINGS OF INVESTMENTS........................................................56

                             INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions which cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the Fund's shares.

The Fund has elected to be classified as a diversified, open-end management investment company.

In addition, as a matter of fundamental policy, the Fund may not:

1. Purchase securities or make investments other than in accordance with its investment objective and policies.

2. Purchase securities (other than securities of the United States Government, its agencies or instrumentalities or of a state or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry.

3. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this limitation, the Fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

4. Invest more than 10% of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

5. Invest more than 5% of the Fund's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

6. Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

7. Borrow money except from banks for temporary purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed one-third of the value of the Fund's total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the Fund's net assets to secure borrowings. Reverse repurchase agreements made by the Fund are permitted within the limitations of this paragraph. The Fund will not purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

8. Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

9. Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

10. Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

11. Invest for the purpose of exercising control or management of another issuer.

12. Invest in commodities or commodity futures contracts or in real estate except that the Fund may invest in Municipal Securities secured by real estate or interests therein and securities of issuers which invest or deal in real estate.

13. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

14. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

15. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

16.   Issue senior securities as defined in the 1940 Act.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund may invest more than 25% of its total assets in industrial development bonds.

For temporary defensive purposes or if an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, more than 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments. The Fund's distributions from interest on certain municipal securities may be subject to the federal alternative minimum tax ("AMT") depending upon investors' particular situations. However, no more than 20% of the Fund's net assets will normally be invested in municipal securities whose interest income, when distributed to shareholders, is subject to the AMT applicable to individuals. In addition, state and local taxes may apply, depending on your state tax laws.

The Fund may invest more than 25% of its assets in municipal securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Fund's investment advisor. To the extent that the Fund's assets are concentrated in municipal securities payable from revenues on economically related projects and facilities, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity, bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

From time to time, a significant portion of the Fund's securities is supported by credit and liquidity enhancements from third party banks and other financial institutions, and as a result, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Master/Feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.


A master/feeder Fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objective and Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing the Fund's portfolio assets. The Advisor may in its discretion at any time employ such practice, technique or instrument for one or more Funds but not for all Funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on a Fund's performance.

The Fund seeks to maintain a net asset value of $1.00 per share.


Under normal market conditions, the Fund attempts to invest 100%, and normally invests at least 80%, of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities and other securities whose income is free from California and federal income tax and from the AMT. This includes securities issued by or on behalf of the State of California ("California Municipal Securities") and other states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (together with the California Municipal Securities, "Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission (the "SEC"), the Fund does not consider "private activity" bonds as Municipal Securities for purposes of the 80% limitation. This is a fundamental policy as it relates to federal income taxes so long as the staff maintains its position, after which it would become non-fundamental. Dividends to the extent of interest income received on California Municipal Securities will be exempt from both federal and State of California income tax provided at least 50% of the Fund's total assets are invested in California Municipal Securities. Such dividend income may be subject to local taxes. The Fund's assets will consist of Municipal Securities, temporary investments, as described below, and cash.


The Fund will normally invest only in Municipal Securities that at the time of purchase: (a) have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs) such as Moody's Investors Service, Inc. ("Moody's") (P-1) or assigned by Standard & Poor's Corporation ("S&P") (A-1+) or assigned by Fitch Investor Services Inc.(F-1+);
(b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities; (d) have at the time of purchase Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or SP-2 or higher, or Fitch's municipal commercial paper rating of F-2 or higher;
(e) are unrated, if longer term municipal securities of that issuer are rated within one of the two highest rating categories by Moody's or S&P; (f) are judged by the investment Advisor to be of comparable quality at the time of purchase or (g) have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security). In addition, the Fund limits its investment to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act. The municipal securities market is narrower and less liquid, with fewer investors than the taxable market.


The investment objective of the Fund, its investment policy of at least 80% of net assets, plus the amount of any borrowings for investment purposes, invested in municipal securities and other securities whose income is free from California and federal income tax and from the AMT and the investment policies set forth in "Investment Restrictions" are fundamental and may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund, as defined above.


From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Fund may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the highest grade by Moody's or S&P; commercial paper rated in the highest grade by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements.

Adjustable Rate Securities. The interest rates paid on the adjustable rate securities in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of Funds index and those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

The asset backed securities that include pools of mortgages ("Mortgage-Backed Securities"), either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates"), are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., a Fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-Backed Securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they are generally considered to offer minimal credit risks. The yields provided by these Mortgage-Backed Securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the prepayment risk discussed below.

If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, a Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments by a Fund to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. Also, a Fund's net asset value could vary to the extent that current yields on Mortgage-Backed Securities are different than market yields during interim periods between coupon reset dates.

During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a Fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. As with other Mortgage-Backed Securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.

One additional difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgage securities, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a specified, published interest rate index. The amount of interest due to an adjustable rate mortgage security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay Funds deposited with it for a specified period of time. The Fund may invest in certificates of deposit of large domestic banks and their foreign branches, large U.S. regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness.

Borrowings. The Fund may not borrow money except as a temporary measure, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized except that the Fund may pledge up to 10% of its net assets to secure such borrowings.

Certificates of Deposit and Bankers' Acceptances. The Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the Fund's limitation on investments in illiquid securities.

Certificates of Participation. The Fund may purchase high quality certificates of participation ("Certificates of Participation") in trusts that hold Municipal Securities. A Certificate of Participation gives the Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Fund. It is anticipated by the Fund's Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

Collateralized Mortgage Obligations ("CMOs"). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The principal risk of CMOs results from the rate of prepayments on underlying mortgages serving as collateral and from the structure of the deal. An increase or decrease in prepayment rates will affect the yield, average life and price of CMOs.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities.

Subject to its investment objectives and policies, the Fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like a Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Fund's Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the Fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Illiquid Securities and Restricted Securities. The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

The Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

The Fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC, which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating Funds, including the following: (1) no Fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Funds under a loan agreement; and (2) no Fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a Fund may participate in the program only if and to the extent that such participation is consistent with a Fund's investment objectives and policies (for instance, money market Funds would normally participate only as lenders and tax exempt Funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating Funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of fundamental policy, may not borrow for other than temporary purposes (and not for leveraging).

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit backed investments.

Maintenance of $1.00 Net Asset Value, Credit Quality and Fund Maturity. The Fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under Rule 2a-7 of the 1940 Act, the Board has approved policies established by the Advisor reasonably calculated to prevent the Fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Fund, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the Fund, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to Fund securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by the Fund are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities."

The Fund must meet the diversification requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 currently provides that a single state money Fund shall not, as to 75% of its total assets, invest more than 5% of its assets in the securities of an individual issuer, provided that the Fund may not invest more than 5% of its assets in the securities of an individual issuer unless the securities are First Tier Securities (as defined in Rule 2a-7). This allows the Fund, as to 25% of its assets, to invest more than 5% of its assets in the securities of an individual issuer. Since the Fund is concentrated in securities issued by a particular state or entities within that state and may invest a significant percentage of its assets in the securities of a single issuer, an investment in the Fund may be subject to more risk.

The assets of the Fund consist entirely of cash items and investments having a stated maturity date of 397 days or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The portfolio of the Fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Fund will vary according to management's appraisal of money market conditions.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

The Fund may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of the Fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the Fund. The Fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of a Fund's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to the Fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from the Fund in connection with the arrangement. The Fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for the Fund.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover the Fund's original investment.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by the Fund may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

The Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days' notice, of all or any part of the Fund's participation interest in the underlying municipal lease obligation, plus accrued interest.

Municipal Securities. Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, the Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. The Fund may invest in short-term "private activity" bonds.

Municipal Securities such as industrial development bonds are issued by or on behalf of public authorities to obtain Funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which the Fund may purchase include, without limitation, debt obligations issued to obtain Funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining Funds for general operating expenses and obtaining Funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer-term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Fund may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

Dividends representing net interest income received by the Fund on Municipal Securities will generally be exempt from federal income tax when distributed to the Fund's shareholders. Such dividend income may be subject to state and local taxes. The Fund's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. The Fund considers short-term Municipal Securities to be those that mature in 12 months or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.


Municipal Trust Receipts. The Fund may invest up to 35% of its net assets in municipal trust receipts ("MTRs"). MTRs are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR would be considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. The Fund's investments in MTRs are subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund. The Fund expects to invest in MTRs for which a legal opinion has been given to the effect that the income from an MTR is tax exempt to the same extent as the underlying bond, although it is possible that the Internal Revenue Service (the "IRS") will take a different position and there is a risk that the interest paid on such MTRs would be deemed taxable.


Special Considerations of Investing in the State of California

As described in the Fund's prospectus, the Fund will invest in bonds issued by the State of California or its political subdivisions. The Fund is therefore subject to various statutory, political and economic factors unique to the State of California. Discussed below are some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on California Municipal Securities owned by the Fund. The information is derived from various public sources, all of which are available to investors generally, and which the Fund believes to be accurate.

The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of this Statement of Additional Information from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California. While the Sponsors have not independently verified such information, they have no reason to believe that such information is not correct in all material respects.

Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-1996, due to a combination of better than anticipated revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years.

The economy grew strongly during the fiscal years beginning in 1995-1996 through the first part of 2000-2001, and as a result, the General Fund took in substantially greater tax revenues than were initially planned when the budgets were enacted. These additional Funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-1996 and 1996-1997 and to Fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures.

The 2001 Budget Act spending plan included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. The spending plan utilized more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the Special Fund for Economic Uncertainties (the "SFEU") at June 30, 2002, of $2.6 billion, the largest appropriated reserve in State history. The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to the Department of Water Resources ("DWR") for power purchases would be repaid with interest from the proceeds of anticipated bond sales. However, the updated estimate of fiscal year 2001-02 revenues and expenditures included in the 2002-03 May Revision revealed that revenues continued to fall below projections, and the DWR power revenue bonds were not issued before June 30, 2002, resulting in substantial budgetary deficit and cash flow difficulties.

The 2002-03 Governor's Budget, released on January 10, 2002 (the "Governor's Budget"), projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000. Personal Income Tax receipts, which include stock option and capital gains realizations, were particularly affected by the slowing economy and stock market decline. As a result, the Administration projected a combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion.

The 2002 Governor's Budget projected General Fund revenues from the three largest sources of tax revenue (personal income, sales and use and corporation) to be about $61.1 billion in 2001-02, a drop of $11.7 billion from the final estimates of 2000-01. Most of the decline in projected tax revenues was attributable to the personal income tax. The Governor's Budget projected total revenues and transfers to be $73.9 billion in 2001-02. This amount included the repayment of $6.6 billion from the sale of DWR's bonds and other sources to repay General Fund loans with interest. The DWR bonds were originally expected to be sold in June 2002. However, the sale of such bonds ($11,263,500,000 aggregate principal amount) did not occur until November 2002.

By January 2003, the Administration estimated that General Fund revenues and transfers in 2002-03 would be about $6 billion below the estimates made when the 2002 Budget was adopted, primarily because of weaker than projected economic conditions and stock market prices.


The 2003-04 Governor's Budget sought to close a $35 billion gap through various initiatives, including $20.8 billion in spending reductions; a transfer of responsibility for health and social services programs to local governments in an amount equal to $8.1 billion in costs; and $5.8 billion of additional funding shifts and transfers, loans, and other measures. New taxes were proposed to fund the local governments' new costs resulting from shifted programs. The 2003 May Revision to the 2003-04 Governor's Budget estimated that the gap had grown to $38.2 billion not counting the actions already taken. The Governor also recognized that many parties preferred to solve the budget gap problem over more than one year.

The 2003 Budget Act was passed by the Legislature and signed by the Governor on August 2, 2003. The budget gap was resolved with a combination of external borrowing, spending reductions, new revenues, funding shifts and internal loans and deferrals. One of the budget's principal features was substantial savings in program costs, which were spread across most programs. K-12 schools were to receive the minimum funding required by Proposition 98, which resulted in a small decrease in per-pupil spending. Significant cuts were made in higher education support, which were offset by student fee increases. In addition, in mid-December 2003 the California Legislature voted in favor of a ballot measure approving a $15 billion deficit reduction bond. This bond offering replaced the $10.7 billion in fiscal recovery bonds the Legislature had authorized as part of the 2003-04 Budget Act. The budget assumed receipt of about $2.2 billion in new federal funding and $4.2 billion annual savings from the increase of the vehicle license fee ("VLF").


Fiscal Year 2004-05 Budget


The 2004-05 Governor's budget, released on January 9, 2004 ("2004-05 Governor's Budget") projected an estimated shortfall of $17 billion, $15 billion of which represented an ongoing projected structural imbalance between then-current-law revenues and expenditures in 2004-05 and beyond. The remaining $2 billion reflected a shortfall in the current year budget. However, the budget did not fully address the State's ongoing budget problem, leaving an estimated $6 billion shortfall between expenditures and revenues in 2005-06. The budget proposed spending cuts, a large shift of property taxes from local governments, as well as additional borrowing, deferrals, and fund shifts. The proposed budget also sought to avoid imposing new taxes.

The 2004 May Revision to the 2004-05 Governor's Budget ("2004 May Revision") noted that after voter approval of Propositions 57 (regarding issuance of an emergency recovery bond) and 58 (the California Balanced Budget Act, which requires, among other things, the enactment of a balanced budget when General Fund expenditures do not exceed estimated General Fund revenues) in March 2004, the State was only left with a $12 billion fiscal shortfall.

The 2004 May Revision relied largely on borrowing and temporary measures to balance the budget. Many of the steepest cuts to human services, higher education, local government, and other programs remained in place under the 2004 May Revision. After accounting for offsets and reduced transfers, a total improvement in General Fund revenues of $1.19 billion was expected in 2003-04 and 2004-05 combined. The 2004 May Revision also included a new proposal, negotiated with local government leaders, which would eliminate the VLF "backfill" to local governments and cut the VLF rate.


The 2004 May Revision noted that since the January budget proposal, new funds of $3.6 billion became available due to greater than expected receipts from a previously enacted tax shelter amnesty program, an increase in the administration's forecast of tax collections in fiscal years 2003-04 and 2004-05 combined, and accounting adjustments. The administration also proposed to reduce the amount of Proposition 57 economic recovery bonds utilized by $1 billion to $11.3 billion, leaving the remainder of the $15 billion in authorized bonds available for future years.

2004 Budget Act

The Governor and members of the Legislature were unable to reach agreement on a budget package before the start of the fiscal year on July 1, 2004, with strong partisan disagreements about the necessary elements of spending cuts and revenue increases needed to complete the budget. Without budget authorization, a number of spending programs were suspended as of July 1, 2004, including payments to community colleges, school districts, local governments, some non-profit organizations and other entities, payments to vendors for services provided since the start of the fiscal year, and salaries and per diem of state elected officials and their appointed staff.

The 2004 Budget Act was passed by the Legislature and signed by the Governor on July 31, 2004. The 2004-2005 Budget addressed the $15 billion budget gap with a combination of program savings, borrowing, local government contributions, and funding shifts. In addition, the budget included a significant number of one-time or limited-term solutions, and has obligated additional spending in future years.

The budget included several key provisions from the 2004 May Revision. It provided for a two-year $1.3 billion diversion of property taxes and incorporated most of the Governor's earlier agreement with local governments. It included a roughly $2 billion reduction in Proposition 98 funding relative to the minimum guarantee, and significant fee increases in higher education. It contained the 2004 May Revision proposals related to court-ordered punitive damage awards and pension obligation bonds, and it assumed the sale of $11.3 billion in Proposition 57 bonds. It also assumed that proceeds from tribal gaming related bond sales will be used to repay a loan from the Traffic Congestion Relief Fund.

General Fund revenues from the three largest sources of tax revenue (personal income, sales and use and corporation) were projected to be about $73.1 billion in 2004-05, an increase from the final estimates of 2003-3004. Most of the increase in projected tax revenues was attributable to the personal income tax. The budget also reflected new revenues from a two-year suspension of the teachers' tax credit, an expanded tax amnesty program, and a rule change related to application of the use tax. Total revenues and transfers were projected to be $78.8 billion, including the sale of $11.3 billion of $15 billion in Proposition 57 economic recovery bonds authorized by voters in March 2004 and a diversion of $1.3 billion in revenues from local government in 2004-05 and in 2005-06. The 2004 Budget Act also predicted a year-end reserve of $768 million. About $268 million of the reserve was designated for Proposition 98 and the remaining $410 million is designated for non-Proposition 98 purposes.

The Legislature approved agreements with five Indian tribes, which would provide a portion of $300 million in new General Fund revenues the budget assumed would come from Indian tribes. In addition, the Legislature authorized the State to issue over $1 billion in bonds backed by additional payments from tribes. The budget allocated these bond proceeds to repay in 2004-05 transportation loans otherwise due in 2005-06.

The budget included borrowing related to pension bonds, transportation, and local governments, including issuance of pension obligation bonds to fund approximately $929 million of the State's 2004-05 retirement obligation to the California Public Employees' Retirement System. This freed up an equal amount of General Fund money, which permitted the General Fund to be responsible for payment of all future bond redemption costs. The State will make interest-only payments of approximately $55.8 million from 2005-06 through 2008-09 and $93.7 million in each fiscal year from 2009-10 through 2024-25.


Funding for K-12 Proposition 98 spending was reduced by $2 billion through a suspension of the minimum funding guarantee, and spending for higher education, corrections, state operations, and some social services programs were also reduced in the budget. The budget also restored some funding reductions proposed by the administration in the areas of higher education student financial aid and outreach programs, social services, and state employee compensation. General Fund reductions for public universities were partly offset by student fee increases. The budget also included a $1.2 billion reduction in transportation funding related to the suspension of the Proposition 42 transfer of gasoline sales tax revenues for state and local transportation purposes, and a $400 million unallocated reduction to corrections.

The budget reflected reduced funding for court operations by approximately $70 million. The budget also included a $30 million loan from the State Court Facilities Construction Fund to offset General Fund spending, and reduced spending for adult corrections by more than $150 million.

The budget assumed local property taxes would be reduced by $2.4 billion and that federal funding would be increased by $422.5 million.


The budget granted the Governor's administration the authority to make $150 million in General Fund reductions during the fiscal year. State operations appropriations were predicted to be reduced by as much as 20 percent and local assistance appropriations were predicted to be reduced by as much as 5 percent. The budget therefore assumed an additional $150 million in savings from future reductions.

Fiscal Year 2005-06 Budget

On January 10, 2005, Governor Schwarzenegger presented his budget for fiscal year 2005-06. The 2005-06 budget attempted to close the gap in the estimated $8.6 billion budget shortfall through borrowing as well as significant program savings, specifically in K-12 education, social services, transportation, and employee compensation. The proposal did not include new tax increases. The budget assumed that economic growth would continue at a moderate pace, with jobs and personal income benefiting from an accelerated pace of hiring by businesses.

The 2005 May Revision to the 2005-06 Governor's Budget (the "2005 May Revision") projected about $4.2 billion in added revenues, $4 billion of which was expected to be generated from improved economic activity. The budget projected revenues of $83.9 billion and expenditures of $88.5 billion, with a resulting forecasted operating shortfall of $4.6 billion during 2005-06. This shortfall was expected to draw the current reserve of $6.1 billion down to $1.4 billion by the close of the budget year. The 2005 May Revision also assumed that growth at both the national and state levels would slow some from the pace in 2004, reflecting the impacts of high energy costs and rising interest rates on consumer spending and business investment.

The main features of the 2005-06 Governor's Budget are as follows:

1. The budget proposed total spending in 2005-06 of $109 billion, representing a 4.4% increase from 2004-05. General Fund spending was expected to increase from $82.3 billion to $85.7 billion, while special funds spending was projected to rise from $22.1 billion to $23.3 billion. General Fund revenues and transfers were expected to increase by 7.1% (from $78.2 billion to $83.8 billion), while expenditures were forecast to grow by 4.2% (from $82.3 billion to $85.7 billion). The budget assumed the $1.9 billion gap between revenues and expenditures would be covered primarily by $1.7 billion in proceeds from a new deficit-financing bond sale, leaving a 2005-06 year-end reserve of $500 million.

2. Proposed loans and borrowing included approximately $765 million related to a proposed pension obligation bond sale.

3. The budget's proposed spending levels on health services programs for 2005-06 represent an increase of $3.4 billion, or almost 24%, since 2002-03. The increase corresponds to an average annual growth rate of about 7.4%. Much of the increase in expenditures has resulted from an increased number of cases and elevation of costs. Notably, federal support for health services programs has also grown by about $2.2 billion or 11% over the period, but it has not grown as much as General Fund spending. The 2005-06 Budget assumes that $22 billion, about 51% of the $43 billion in total expenditures proposed for health services programs for the fiscal year, will come from the federal government. It is anticipated that there will initially be some negative fiscal repercussions from the federal financial contribution to California's health services programs due to the cost of implementing some of the requirements of the new federal laws.

4. The budget proposed to modify Proposition 98 spending by eliminating the ability to suspend the proposition's minimum funding requirement with a two-thirds vote of the Legislature. The budget also proposed to eliminate the "Test 3" factor, which would reduce the growth rate of Proposition 98 funding during low revenue years.

5. The budget proposed about $5 billion for resources and environmental protection, a reduction of $1.9 billion from estimated 2004-05 expenditures.

The 2005 May Revision proposed to reduce the amount of new or existing budgetary debt by $2.5 billion, primarily through elimination of the planned 2005-06 sale of deficit-financing bonds and prepaying one-half of the VLF "gap" loan, which is due in full to local governments in 2006-07. It also proposed to increase funding for programs by a net amount of $1.7 billion. This increase primarily consisted of the restoration of the Proposition 42 transfer of General Fund sales taxes to transportation special funds, a restoration of funding for the senior citizens' property tax and renters' tax relief programs, and one-time funds for K-14 education. Finally, the 2005 May Revision retained most of the program savings proposed in January in education, social services, and state employee compensation.

The 2005 May Revision revenue forecast contained two groups of adjustments relative to the January projection. The first group reflected large upward revisions in the revenue estimates attributable to traditional economics-related factors, including increases of $0.1 billion in prior years (and reflected in the carry-in balance), $2.7 billion in the current year and over $1.1 billion in the budget year, for a three-year total of $4 billion. The second group reflected a net increase of $180 million in amnesty-related tax payments relative to the January forecast, including an increase of $3.6 billion in the prior-year revenues (and thus included in the carry-in balance to 2004-05), and offsetting decreases of $1.5 billion in 2004-05 and $1.1 billion in 2005-06.

2005 Budget Act

While the 2005 May Revision provided for revenues and transfers of $83.9 billion, the 2005-06 Budget as it was enacted forecasted $84.5 billion in revenues and transfers. The $88.5 billion in expenditures reflected in the 2005 May Revision was increased in the 2005-06 Budget as enacted to $90 billion. In addition, the Special Fund for Economic Uncertainties was reduced from the 2005 May Revision amount of $1,414.5 billion to $1,302.2 billion, and the amount allocated for "Other Reserves" was maintained at $641.5 million.

The 2005 Budget Act imposes no new taxes and authorizes no new borrowing. In addition, the 2005 Budget Act provides a year-over-year increase of more than $3 billion for K-14 education for a total of nearly $50 billion. Estimated Proposition 98 funding per pupil increases to $7,402 in 2005-06, an increase of $379 per pupil from the revised 2004-05 level.

The 2005 Budget Act provides for full funding of approximately $18 billion for road and bridge improvements in accordance with Proposition 42. Overall, state transportation revenues increased by $1.9 billion during 2004-2005.

The 2005 Budget Act also provides funds to pay down the state's future debt by providing cities and counties funds that are owed to them one year earlier than state law requires. This payment goes beyond the 2005 May Revision by fully repaying local governments $1.2 billion owed to them, thereby eliminating this amount from next year's budget.

The 2005 Budget Act reflects the issuance of pension obligation bonds to fund approximately $525 million of the state's 2005-06 retirement obligation to the California Public Employees' Retirement System. This is intended to free up an equal amount of money in the General Fund, which will be responsible for all future bond redemption costs. The state will make interest-only payments of approximately $33.6 million from 2006-07 through 2010-11 and $56.5 million in each fiscal year from 2011-12 through 2026-27.

The 2005 Budget Act also reflects a 5.2% increase in General Fund expenditures for legislative, judicial and executive agencies combined. Support for operation of the State's trial courts is reduced by approximately $24.6 million. The budget includes total Medi-Cal expenditures of $34.9 billion ($13 billion General Fund), an increase of $1.6 billion ($1.3 billion General Fund) over the revised 2004 Budget Act. The average monthly Medi-Cal caseload is expected to be 6,735,000 beneficiaries in 2005-06. This represents an increase of 1.7% above the expenditures from the revised 2004 Budget Act.

The 2005 Budget Act forecasted that General Fund revenues and transfers will be $78.2 billion during 2004-05, which represents a 4.6% increase from 2003-2004, and $83.8 billion during 2005-06, which represents a 7.1% increase from 2004-2005. The 2005-06 Budget estimated that General Fund revenues in 2004-05 would amount to $39.5 billion in personal income tax, $25.1 billion in sales tax, and $8.6 billion in corporation tax. These tax revenues were forecasted to be $42.9 billion, $26.9 billion, and $9.0 billion, respectively, in 2005-06.

The budget continues to be affected by mandated spending on education, social needs of a growing population with many immigrants, and a large prison population. These factors, which limit State spending growth, also limit the growth at the local government level. There can be no assurances that, if economic conditions weaken, or other factors intercede, the State will not experience budget gaps in future years.

Recent Developments

California's Economy. During 2000, California's growth outpaced the nation by a wide margin. By the end of 2000, unemployment in the State had dropped to less than 5%, its lowest level in three decades. However, the State was not immune to a nationwide slowdown in economic activity. U.S. economic growth was slower than expected in the first half of 2001, and the California economy began to slow in the spring of 2001. The State finally showed the impact of the national recession, coupled with a cyclical downturn in the high-technology sector, and entered a mild recession. The terrorist attacks on September 11, 2001 resulted in a further, but mostly temporary, weakening of the economy in tourism-based areas.


The economic slowdown was followed by modest job growth which began in early 2002; however, job growth stalled in summer 2002, and by June 2003 unemployment reached almost 7%. Nonetheless, the unemployment rate declined over the next year, and by October 2004, the unemployment rate had fallen to 5.7%. By May 2005 unemployment had further fallen to 5.3%, at which point total industry employment surpassed the previous peak employment level reached just before the 2001 recession. By August 2005, California's unemployment rate had fallen to 5.2%, down from its December 2004 rate of 6.0%.

A positive area in the California economy has been residential construction and home sales, which remained strong during the economic downturn in part due to low interest rates. Despite a pattern of ups and downs during the first seven months of 2005, home building was up 1.7% from the same period in 2004. In addition, even though home building slowed in the month of August 2005, it is anticipated that the number of new homes built in 2005 will be comparable to the number built in 2004. During 2005, the number of existing single-family detached homes sold in California and the median price of existing single-family homes sold were higher than for comparable periods in 2004, but sales of existing homes appeared to slow toward the end of the summer of 2005.

Cash Flow Requirements. Coinciding with the sharp drop in State revenues in 2002-03, the State has been required to borrow substantial amounts from the public capital markets to ensure sufficient cash resources are available. Because of weaker receipts, delay in enactment of the 2002-03 budget, and uncertainty about the schedule for issuance of the DWR power revenue bonds, the State issued $12.5 billion of revenue anticipation notes ("RANs") for cash management purposes in the 2002-03 fiscal year. This record borrowing was completed in two parts by early November 2002, with all of the notes due on June 20 or June 27, 2003. The DWR power revenue bonds were finally successfully issued in mid-November 2002, providing an infusion of $6.5 billion to the General Fund, and the first phase of the tobacco securitization brought an additional $2.5 billion in February 2003, both of which were significant assumptions in the State's cash flow projections for repayment of the 2002-03 RANs.

By mid-winter 2003 it became evident that the State would have a cash shortfall by the end of June 2003, when the $12.5 billion RANs issued in 2002-03 came due. The cash shortfall became more serious when the budget gap increased by $3 billion between January and May 2003. Accordingly, the State issued $11 billion of revenue anticipation warrants ("RAWs") on June 18, 2003 to pay the RANs and other obligations in June 2003, and to cover cash flow requirements through late August. To sell these RAWs, the State was required to obtain credit support from a group of financial institutions. The 2003 May Revision assumed that the State would issue about $3 billion of RANs in early fall 2003 to Fund the remainder of its cash management needs. In late October 2003, the state issued $1.8 billion of RANs.

In February 2004, the State sold $2.0 billion in general obligation bonds, the proceeds of which were used to finance construction projects. After voters approved Proposition 57 in March 2004, the State sold a then-record $7.9 billion in economic recovery bonds ("ERBs") bonds on May 5, 2004, the largest one-day municipal bond sale in U.S. history. The proceeds were used to meet the State's General Fund cash flow obligations for June 2004, which included payments due on nearly $11 billion in RAWs and $3 billion in RANs. The State in June sold nearly $3 billion more in additional ERBs. The net proceeds of the sale of ERBs was $11.3 billion. The State may issue the remainder of the $15 billion in authorized ERBs in the current or future fiscal years.


Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting July 1, 2004. Fifty percent, or up to $5 billion of future deposits in the reserve fund created by the Balanced Budget Amendment approved by Proposition 58, may be used to repay the ERBs. In addition, as voter-approved general obligation bonds, the economic recovery bonds are secured by the State's full faith and credit in the event the dedicated revenue is insufficient to repay the bonds.

In addition, approval of Proposition 55 (the "Kindergarten-University Public Education Facilities Bond Act of 2004") in March 2004, authorized the State to sell $12.3 billion in general obligation bonds for construction and renovation of K-12 school facilities and higher education facilities.


According to the State's Office of the Treasurer, as of June 1, 2005, California had outstanding approximately $47.1 billion aggregate amount of long-term general obligation bonds, and unused voter authorizations for future issuance of approximately $20.5 billion in long-term general obligation bonds. As of August 1, 2005, the State had approximately $47.4 billion aggregate amount of its general obligation bonds outstanding. An aggregate amount of approximately $15.3 billion in general obligation bond authorizations remained unissued as of that date.

Despite higher revenues than projected in the prior and current fiscal years, the State's continued reliance on borrowing to meet its spending requirements suggests the State will continue to face budget shortfalls in future years. While the 2005-06 budget will be helped by a carry-over balance and various limited-term solutions enacted in the 2004-05 budget, these solutions will not be available in subsequent years. As a result, they cannot be counted on to address the State's large and persistent ongoing structural budget shortfall. The 2005 Budget Act marks substantial and continuing progress toward structural balance; however, the state's budget system is still projected to produce deficits in future years if left unchecked. Until the State brings the "structural imbalance" between its revenue sources and spending obligations into balance, it may continue to depend on having access to the public debt markets in order to fund its ongoing cash obligations and to repay cash flow borrowings.

Bond Ratings

S&P, Moody's and Fitch assign ratings to California's long-term general obligation bonds. The ratings of S&P, Moody's and Fitch represent their opinions as to the quality of the municipal bonds that they rate. The ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.


The financial difficulties experienced by California and municipal issuers during the recession of the early 1990's resulted in the credit ratings of certain of their obligations being downgraded significantly by the major rating agencies. The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels that had existed prior to the recession of the early 1990's. After 1996, the three major rating agencies raised their ratings of California's general obligation bonds. However, major rating agencies, underwriters and investors have had major concerns about California's creditworthiness. The major rating agencies have cited over the years, among other things, concerns about California's missed budget deadlines, ongoing structural budget impediments and, more recently, the energy situation of 2001-2002, resulting in reductions of the ratings of the State's general obligation bonds by S&P, Moody's and Fitch. In April 2001, Fitch placed the State's rating on rating watch - negative. Although S&P placed California's senior ratings on its "credit watch" list in January 2001, it removed the State from the list in June 2001, but warned that the State's financial outlook remained negative..

In December 2002, the ratings of the State's general obligation bonds were further reduced by S&P to "A" and by Fitch to "A." In the summer of 2003, the ratings of S&P and Moody's were reduced to "BBB" and "A3" respectively. In December 2003, Moody's again reduced its rating of the State's general obligation bonds to "Baa1," citing concerns over the State's recent action to cut the VLF fee, as well as the State's continuing inability to reach political consensus on solutions to its budget and financial difficulties.

In May 2004, Moody's upgraded California's rating to "A3." In August 2004, S&P upgraded California's rating to "A" and Fitch removed California's rating from rating watch - negative and upgraded its rating to "A-." By mid-June, 2005, S&P's rating of California's general obligation bonds was "A," Moody's rating was "A3" and Fitch's rating was "A-." Additional improvement in the ratings of these bonds occurred over the next few months, and as of December 21, 2005, the S&P rating of California's general obligation bonds remained at "A," Moody's rating increased to "A2" and Fitch's rating increased to "A." The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate further, its credit ratings could be reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

There can be no assurance that such ratings will be maintained in the future. The State's credit rating, and any future revisions or withdrawal of a credit rating, could have a negative effect on the market price of the State's general obligation bonds, as well as notes and bonds issued by California's public authorities and local governments. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Further, downgrades can negatively impact the marketability and price of securities in the Fund's portfolio.

Constitutional, Legislative and Other Factors

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

Constitutional Spending Limit. Shortly after being elected in October 2003, Governor Schwarzenegger asked the California Legislature to send to California voters a proposal to amend the California Constitution to impose a spending limit which would require that expenditures not exceed revenues. The Legislature approved this proposal in mid-December 2003, and accordingly the measure appeared on the March 2004 primary ballot. Voters approved the measure.


Revenue Distribution. Certain debt obligations held by the Fund may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's General Fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local Funds. Whether and to what extent a portion of the State's General Fund will be distributed in the future to counties, cities and their various entities is unclear.

Health Care Legislation. Certain debt obligations held by the Fund may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those debt obligations.


The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations maybe imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate Funding therefor.

California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

These debt obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured debt obligations, the State Treasurer will issue debentures payable out of a reserve Fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State Funds. The Office of Statewide Health Planning and Development commissioned various studies commencing in December 1983, to evaluate the adequacy of the reserve Fund established under the insurance program and based on certain formulations and assumptions found the reserve Fund substantially underfunded. The most recent study, prepared in March 2001, concluded, among other things, that reserves were sufficient and, assuming "normal and expected" conditions, the Health Facility Construction Loan Insurance Fund, as of June 30, 2000, should maintain a positive balance over the projection period of 30 years.

Mortgages and Deeds. Certain debt obligations in the Fund may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale after expiration of the three-month reinstatement period, which notice of sale must be given at least 20 days before the scheduled sale date. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

Certain debt obligations in the Fund may be obligations which finance the acquisition of single-family home mortgages for low and moderate-income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single-family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20 percent of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20 percent of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

Proposition 13. Certain of the debt obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1 percent of full cash value to be collected by the counties and apportioned according to law. The 1 percent limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under `full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2 percent per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

Proposition 58. On March 4, 2004, California voters approved an initiative known as Proposition 58, which amended Article XIII B of the California Constitution. The amendment provides for the following:

1. Requires enactment of a balanced budget where General Fund expenditures do not exceed estimated General Fund revenues.

2. Allows the Governor to proclaim a fiscal emergency in specified circumstances, and submit proposed legislation to address the fiscal emergency.

3. Requires the Legislature to stop other action and act on legislation proposed to address the emergency.

4.    Establishes a budget reserve.

5. Provides that the California Economic Recovery Bond Act (Proposition 57) is for a single object or work.

6.    Prohibits any future deficit bonds.

The net State fiscal effects will vary year by year and depend in part on actions of future Legislatures. Reserve provisions may smooth state spending, with reductions during economic expansions and increases during downturns. The balanced budget and debt limitation provisions could result in more immediate actions to correct budgetary shortfalls.

Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

Permits these provisions to be amended exclusively by the voters of the State of California.

In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal. App. 3d 623, 215 Cal. Rptr. 511 (Cal. Ct. App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal. App. 3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28, 1995) 11 Cal. 4th 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal. 4th 344, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on taxes imposed in reliance on the Woodlake case.

In Traders Sports, Inc. et al. v. City of San Leandro, 93 Cal. App. 4th 37 (Cal. Ct. App. 2001), the Court held that Section 53724(b) of the Government Code, which is the part of Proposition 62 that requires tax measures to be approved by two-thirds of the legislative body of the local government before such measures can be placed before the voters in an election, does not apply to charter cities. In that case, a tax ordinance that was approved by only a majority of the local city counsel was placed before the residents of the city, in accordance with the city's municipal code and charter.

In McBrearty v. City of Brawley, 59 Cal. App. 4th 1441, (Cal. Ct. App. 1997), the Court of Appeals held that the city of Brawley must either hold an election or cease collection of utility taxes that were not submitted to a vote. In 1991, the city of Brawley adopted an ordinance imposing a utility tax on its residents and began collecting the tax without first seeking voter approval. In 1996, the taxpayer petitioned for writ of mandate contending that Proposition 62 required the city to submit its utility tax on residents to vote of local electorate. The trial court issued a writ of mandamus and the city appealed.

First, the Court of Appeal held that the taxpayer's cause of action accrued for statute of limitation purposes at the time of the Guardino decision rather than at the time when the city adopted the tax ordinance which was July 1991. This holding has been rejected by the California Supreme Court. Howard Jarvis Taxpayers Association et al. v. City of La Habra, 25 Cal. 4th 809 (2001). In City of La Habra, which is a case similar to City of Brawley, the Supreme Court held that the taxpayer's cause of action accrued each time the tax was collected, regardless of when the tax measure was adopted.

Second, in the City of Brawley decision, the Court held that the voter approval requirement in Proposition 62 was not an invalid mechanism under the state constitution for the involvement of the electorate in the legislative process. Third, the Court rejected the city's argument that Guardino should only be applied on a prospective basis. Finally, the Court held Proposition 218 (see discussion below) did not impliedly protect any local general taxes imposed before January 1, 1995 against challenge.

Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments approved by voters on or after January 1, 1989.

Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State Funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum Funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education Funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the Funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general Fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit Funding for capital outlays.

Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court. For example, as discussed below, a California appellate court in the case of Consolidated Fire Protection Dist. et al. v. Howard Jarvis Taxpayers' Assoc., 63 Cal. App. 4th 211 (1998) upheld one of the provisions of Proposition 218 that allows a majority of affected property owners to defeat local government attempts to increase certain property-based fees or charges.

Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general Fund.

Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the Funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. This aspect of Proposition 218, section 4 of Article XIIID, was found not to constitute an unlawful referendum pursuant to
Article II, section 9 of the California Constitution. Following Guardino, supra, in this regard, the court held that these "balloting procedures" were constitutional. Consolidated Fire Protection Dist., supra, at 225-26. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.


Reverse Repurchase Agreement. The Fund may also engage in "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of securities, agrees to repurchase them at an agreed upon time and price. Reverse repurchase agreements will only be used by the Fund to raise cash on a temporary basis to meet redemptions when it would like to retain the Municipal Securities in its portfolio and it expects to be able to repurchase them in a short time with funds from maturing investments and from net sales of Fund shares. Use of reverse repurchase agreements, because of the lower transaction costs involved, is often preferable to a regular sale and later repurchase of the securities.


Securities Backed by Guarantees. The Fund may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a portfolio and affect its share price.

Stand-by Commitments. A stand-by commitment is a right acquired by a fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at a fund's option, at a specified price. Stand-by commitments are also known as "puts." The exercise by a fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.


Stand-by commitments acquired by the Fund will have the following features: (1) they will be in writing and will be physically held by a fund's custodian; (2) the fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period a fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

The Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for Fund securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where the Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The Advisor understands that the IRS has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.


Third Party Puts. The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the weighted average maturity of the Fund's bond would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the Fund in a manner designed to minimize any adverse impact from these investments.

U.S. Government Securities. There are two broad categories of U.S. Government-related debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies.

Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. Government securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality.

Interest rates on U.S. Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.


The government guarantee of the U.S. Government securities in the Fund does not guarantee the net asset value of the shares of the Fund. There are market risks inherent in all investments in securities and the value of an investment in the Fund will fluctuate over time. Normally, the value of investments in U.S. Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. Government Securities will tend to decline, and as interest rates fall the value of a Fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Fund's average maturity. As a result, the Fund may experience greater volatility during periods of rising interest rates than under normal market conditions.


Variable Rate Securities. The Fund may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

When-Issued Securities. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Fund will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Fund, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Fund will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.


Portfolio Holdings Information

The Fund's complete portfolio holdings as of the end of each calendar month are posted on www.dws-scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.dws-scudder.com information is current (expected to at least three months). The Fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Fund.

The Fund's procedures permit non-public portfolio holdings information to be shared with the Advisor and its affiliates (collectively "Deutsche Asset Management" or "DeAM"), sub-advisers, if any, custodians, independent registered public accounting firms, securities lending agents, financial printers, proxy voting firms and other service providers to the Fund who require access to this information to fulfill their duties to the Fund, subject to the requirements described below. This non-public information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, to shareholders in connection with in-kind redemptions, or to other entities if the Fund has a legitimate business purpose in providing the information, subject to the requirements described below.

Prior to any disclosure of the Fund's non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Fund's Trustees must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received while the information remains non-public. Periodic reports regarding these procedures will be provided to the Fund's Trustees.

Registered investment companies that are sub-advised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor the Fund's Trustees exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to the Fund's portfolio holdings disclosure policy. The portfolio holdings of some of the funds sub-advised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of the Fund.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of the Fund. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which Fund portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that the Fund's policies and procedures with respect to the disclosure of portfolio holdings information will protect the Fund from the potential misuse of portfolio holdings information by those in possession of that information.


                             MANAGEMENT OF THE FUND

Investment Advisor


On April 5, 2002, 100% of Scudder, not including certain U.K. operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG and changed its name to Deutsche Investment Management Americas Inc. ("DeIM"). DeIM, which is part of Deutsche Asset Management (DeAM), is the investment advisor for the Fund. Under the supervision of the Board of Trustees of the Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York 10154, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. The Advisor manages the Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees. DeIM, together with its predecessors, has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients.


The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, DeAM, Deutsche Bank Trust Company Americas and DWS Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Pursuant to an investment management agreement (the "Agreement"), the Advisor acts as the Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of the Fund if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as subadvisors to perform certain of the Advisor's duties.

The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.


In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund.

The present investment management agreement for the Fund was last approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreement, last renewed by the Trustees on September 23,2005, will continue in effect until September 30, 2006 and will continue from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Fund (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Trustees or of a majority of the outstanding voting securities of the Fund.


The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

Under the Agreement, the Advisor regularly provides the Fund with continuing investment management consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject to the Fund's Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Fund may from time to time establish. The Advisor also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.


For the services and facilities furnished, the Fund pays a monthly investment management fee on a graduated basis of 1/12 of the following annual fee: 0.22% of the first $500 million of average daily net assets, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of average daily net assets over $3 billion. Pursuant to the Agreement, the Fund paid the Advisor fees of $292,260, $298,548 and $191,875 for the fiscal years ended September 30, 2005, 2004 and 2003, respectively.


Under its Agreement, the Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.


Pursuant to a sub-administration agreement between the Advisor and State Street Bank and Trust Company ("SSB"), the Advisor has delegated certain administrative functions to SSB under the Agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Fund.


In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Fund who are not "interested persons" of the Advisor are represented by independent counsel at the Fund's expense.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other Funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of the Fund may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.


The term DWS Scudder Investments is the designation given to the services provided by the Advisor and its affiliates to the DWS Family of Funds.


Code of Ethics

The Fund, the Advisor and the Fund's principal underwriter have each adopted codes of ethics under rule 17j-1 under the 1940 Act. The Advisor's code of ethics covers officers and directors, too. Trustees, officers of the Fund and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             FUND SERVICE PROVIDERS


Underwriter. Pursuant to an underwriting and distribution agreement ("Distribution Agreement"), DWS Scudder Distributors, Inc. ("DWS-SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter in the continuous offering of shares for the Fund to provide information and services for existing and potential shareholders. The distribution agreement provides that DWS-SDI shall appoint various firms to provide cash management services for their customers or clients through the Fund.

As principal underwriter for the Fund, DWS-SDI acts as agent of the Fund in the sale of its shares of the Fund. DWS-SDI pays all its expenses under the Distribution Agreement. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and DWS-SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. DWS-SDI also pays for supplemental sales literature and advertising costs. DWS-SDI has related selling group agreements with various firms to provide distribution services for Fund shareholders. DWS-SDI receives no compensation from the Fund as principal underwriter for the Shares and pays all expenses of distribution of the Shares not otherwise paid by dealers and other financial services firms. DWS-SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell Shares of the Fund.

The Distribution Agreement had an initial term ending September 30, 2002. The Distribution Agreement, last approved by the Trustees on September 23, 2005, will continue in effect until September 30, 2006, and will continue in effect from year to year thereafter so long as its continuance is approved at least annually by a vote of the Board of Trustees of the Fund, including the Independent Trustees. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by DWS-SDI upon 60 days' written notice. Termination of the Distribution Agreement by the Fund may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Fund as defined under the 1940 Act.

DWS-SDI has related administration services and selling group agreements with various broker-dealer firms to provide cash management and other services for the Fund shareholders. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Fund shares of client account balances, answering routine inquiries regarding the Fund, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. DWS-SDI also has services agreements with banking firms to provide the above listed services, for their clients who wish to invest in the Fund. DWS-SDI also may provide some of the above services for the Fund. DWS-SDI normally pays the firms at an annual rate ranging from 0.15% to 0.33% of average daily net assets of those accounts that they maintain and service. In addition, DWS-SDI may, from time to time, from its own resources, pay certain firms additional amounts for such services including, without limitation fixed dollar amounts and amounts based upon a percentage of net assets or increased net assets in those Fund accounts that said firms maintain and service. DWS-SDI may also reimburse firms for costs associated with the transfer of client balances to the Fund. DWS-SDI may elect to keep a portion of the total administration fee to compensate itself for functions performed for the Fund or to pay for sales materials or other promotional activities.


Rule 12b-1 Plan


The Fund has adopted a plan in accordance with Rule 12b-1 of the 1940 Act (the "12b-1 Plan"). The rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The Fund pays for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and DWS-SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. DWS-SDI pays for supplemental sales literature and advertising. For its services as distributor, and pursuant to the 12b-1 Plan, the Fund pays DWS-SDI an annual distribution services fee, payable monthly, of 0.33% of average daily net assets of the Fund. The distribution agreement and the 12b-1 Plan continue in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of the Fund and who have no direct or indirect financial interest in the agreement or in any agreement related thereto. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by DWS-SDI upon 60 days' written notice. Termination by the Fund may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a majority vote of the outstanding shares. The fee payable pursuant to the 12b-1 Plan may not be increased without shareholder approval and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plan. If additional Funds or series are authorized by the Board of Trustees, the provisions concerning the continuation, amendment and termination of the distribution services agreement and the 12b-1 Plan will be on a Fund-by-Fund basis.

For the year ended September 30, 2005, the distribution fee aggregated $438,390, of which $43,163 was unpaid. For the fiscal year ended September 30, 2004, the Fund incurred distribution fees of $447,822. For the fiscal year ended September 30, 2005, DWS-SDI incurred distribution expenses including advertising and literature and marketing and sales expenses for a total of $679,069. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, DWS-SDI has made no attempt to differentiate between expenses that are overhead and those that are not.


                             PORTFOLIO TRANSACTIONS

Brokerage

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Fund is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Fund to their customers. However, the Advisor does not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a fund, to cause the fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the fund in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the fund making the trade, and not all such information is used by the Advisor in connection with such fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the fund.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the fund.

Deutsche Bank AG or one of its affiliates may act as a broker for the Fund and receive brokerage commissions or other transaction-related compensation from the Fund in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Fund's Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Fund for such purchases. During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Independent Registered Public Accounting Firm

The financial highlights of the Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, Independent Registered Public Accounting Firm, given on the authority of said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund and its independent Trustees.

Fund Accounting Agent


DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Fund and maintaining portfolio and general accounting records. Currently, DWS-SFAC receives no fee for its services to the Fund; however, subject to Board approval, at some time in the future, DWS-SFAC may seek payment for its services under this agreement.

Pursuant to a sub-accounting agreement between DWS-SFAC and State Street Bank and Trust Company ("SSB"), DWS-SFAC has delegated certain Fund accounting and administrative servicing functions to SSB. The costs and expenses of such delegation are borne by DWS-SFAC, not by the Fund.


Custodian, Transfer Agent and Shareholder Service Agent


State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Fund. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. SSB also is the Fund's transfer agent and dividend paying agent. Pursuant to a services agreement, DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, serves as "Shareholder Service Agent" of the Fund and, as such, performs all duties as transfer agent and dividend paying agent. SSB receives, as transfer agent, and pays to DWS-SISC as follows: annual account fees of a maximum of $10 per open account plus out-of-pocket expense reimbursement.

For the fiscal year ended September 30, 2005, the amount charged to the Fund by DWS-SISC aggregated $58,330, of which $18,845 was unpaid. During the fiscal year ended September 30, 2004, DWS-SISC received shareholder service fees of $38,450. For the fiscal year ended September 30, 2003, DWS-SISC received shareholder service fees of $57,217. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by DWS-SISC, not by the Fund.

                        PURCHASE AND REDEMPTION OF SHARES

General Information


The Fund has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor ("financial institutions"), to accept purchase and redemption orders for the Fund's shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Fund's behalf. Orders for purchases or redemptions will be deemed to have been received by the Fund when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the financial institution, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Fund. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the Fund if the distribution check is returned as undeliverable.


Orders will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by DWS-SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by DWS-SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").


Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.


Use of Financial Services Firms. Investment dealers and other firms ("Firms") provide varying arrangements for their clients to purchase and redeem the Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent, DWS-SISC (the "Transfer Agent") will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their Firm. The Fund has authorized the Shareholder Service Agent to pay other Firms, out of the Fund's assets, up to 25 basis points for services and other expenses relating to these nominee accounts including all of the individual sub-accounting necessary for the processing of purchases and redemptions as part of the brokerage sweep, processing of daily dividends and monthly payment/reinvestment of accrued dividends, providing periodic statements, tax reporting, changing account information for customers, administering daily wire transfers and reconciliations with the Fund and other similar functions.

These Firms also coordinate with the Fund's transfer agent in connection with the Fund's check writing program. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such Firms. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.


Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.


Share Pricing. Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. The net asset value per share of the Fund is determined on each day the Exchange is open for trading, at 12:00 p.m. and at the close of regular trading on the Exchange (typically 4:00 p.m.). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of the member broker, rather than the Fund, to forward the purchase order to the Transfer Agent in Kansas City by the close of regular trading on the Exchange.


Purchases

The Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares and to have dividends reinvested.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information, please see "Policies You Should Know About" in the fund prospectus.


The Fund reserves the right to waive the minimum account balance requirement for employee and director accounts.

Redemptions

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.


A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to DWS-SDI, which firm must promptly submit orders to be effective.


Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.


If the proceeds of the redemption are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders, provided the trustee, executor or guardian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.


Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. Shares are redeemed so that the payee should receive payment approximately the first of the month. Investors using this Plan must reinvest Fund distributions.

In-kind Redemptions. The Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.


Redemption by Check/ACH Debit Disclosure. The Fund accepts Automated Clearing House ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. An example of an ACH debit is a transaction in which you have given your insurance company, mortgage company, credit card company, utility company, health club, etc., the right to withdraw your monthly payment from your fund account or the right to convert your mailed check into an ACH debit. Sometimes, you may give a merchant from whom you wish to purchase goods the right to convert your check to an ACH debit. You may also authorize a third party to initiate an individual payment in a specific amount from your account by providing your account information and authorization to such third party via the Internet or telephone. You authorize the Fund upon receipt of an ACH debit entry referencing your account number, to redeem Fund shares in your account to pay the entry to the third party originating the debit. The Fund will make the payment on the basis of the account number that you provide to your merchant and will not compare this account number with the name on the account. The Fund, the Transfer Agent, the Shareholder Service Agent or any other person or system handling the transaction are not required to determine if there is a discrepancy between the name and the account number shown on the transfer instructions.

The payment of any ACH debit entry will be subject to sufficient funds being available in the designated account; the Fund will not be able to honor an ACH debit entry if sufficient funds are not available. ACH debit entry transactions to your fund account should not be initiated or authorized by you in amounts exceeding the amount of Shares of the Fund then in the account and available for redemption. The Fund may refuse to honor ACH debit entry transactions whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. Your Fund account statement will show any ACH debit entries in your account; you will not receive any other separate notice. (Merchants are permitted to convert your checks into ACH debits only with your prior consent.)

You may authorize payment of a specific amount to be made from your account directly by the Fund to third parties on a continuing periodic basis. To arrange for this service, you should contact the person or company you will be paying. Any preauthorized transfers will be subject to sufficient funds being available in the designated account. A preauthorized transfer will continue to be made from the account in the same amount and frequency as initially established until you terminate the preauthorized transfer instructions with the person or company whom you have been paying. If regular preauthorized payments may vary in amount, the person or company you are going to pay should tell you ten (10) days before each payment will be made and how much the payment will be. If you have told the Fund in advance to make regular payments out of your account, you may stop any of these payments by writing or calling your financial advisor or investment firm in time for them to receive your request three (3) business days or more before the payment is scheduled to be made. If you call, the Fund may also require that you put your request in writing so that the Fund will receive it within 14 days after you call. If you order the Fund to stop one of these payments three (3) business days or more before the transfer is scheduled and the Fund does not do so, the Fund will be liable for your loss or damages but not in an amount exceeding the amount of the payment. A stop payment order will stop only the designated periodic payment. If you wish to terminate the periodic preauthorized transfers, you should do so with the person or company to whom you have been making payments.

In case of errors or questions about your ACH debit entry transactions please contact your financial advisor or investment firm as soon as possible (but no later than sixty (60) days after you are sent the first Fund statement on which the transaction appears) if you think your statement is wrong or shows an improper transfer or if you need more information about a transfer listed on the statement. The Shareholder Service Agent must hear from your financial advisor or investment firm no later than 60 days after the Fund sent you the first fund account statement on which the problem or error appeared. If the Shareholder Service Agent is not notified by your financial advisor or investment firm within sixty (60) days after the Fund sends you the account statement, you may not get back any money you have lost, and you may not get back any additional money you lose after the sixty (60) days if the Fund or Shareholder Service Agent could have stopped someone from taking that money if you had notified the Shareholder Service Agent in time.

Tell us your name and account number. Describe the error or the transfer you are unsure about, and explain why you believe it is an error or why you need more information. Tell us the dollar amount of the suspected error. If you tell the Shareholder Service Agent orally, the Shareholder Service Agent may require that you send your complaint or questions in writing within ten (10) business days. The Shareholder Service Agent will determine whether an error occurred within ten (10) business days after it hears from you and will correct any error promptly. If the Shareholder Service Agent needs more time, however, it may take up to 45 days (90 days for certain types of transactions) to investigate your complaint or question. If the Shareholder Service Agent decides to do this, your account will be credited with escrowed Fund shares within ten (10) business days for the amount you think is in error so that you will have the use of the money during the time it takes the Shareholder Service Agent to complete its investigation. If the Shareholder Service Agent asks you to put your complaint or questions in writing and the Shareholder Service Agent does not receive it within ten (10) business days, your account may not be credited. The Shareholder Service Agent will tell you the results within three (3) business days after completing its investigation. If the Shareholder Service Agent determines that there was no error, the Shareholder Service Agent will send you a written explanation. You may ask for copies of documents that were used by the Shareholder Service Agent in the investigation.

In the event the Fund, the Transfer Agent or the Shareholder Service Agent does not complete a transfer from your account on time or in the correct amount according to the Fund's agreement with you, the Fund may be liable for your losses or damages. The Fund will not be liable to you if (i) there are not sufficient funds available in your account, (ii) circumstances beyond our control (such as fire or flood or malfunction of equipment) prevent the transfer, (iii) you or another shareholder have supplied a merchant with incorrect account information, or (iv) a merchant has incorrectly formulated an ACH debit entry. In any case, the Fund's liability shall not exceed the amount of the transfer in question.

The Fund, the Transfer Agent or the Shareholder Service Agent will disclose information to third parties about your account or the transfers you make: (1) where it is necessary for completing the transfers, (2) in order to verify the existence or condition of your account for a third party such as a credit bureau or a merchant, (3) in order to comply with government agencies or court orders or (4) if you have given the Fund written permission.

The acceptance and processing of ACH debit entry transactions is established solely for your convenience and the Fund reserves the right to suspend, terminate or modify your ability to redeem Fund shares by ACH debit entry transactions at any time. ACH debit entry transactions are governed by the rules of the National Automated Clearing House Association ("NACHA") Operating Rules and any local ACH operating rules then in effect, as well as Regulation E of the Federal Reserve Board.


Exchanges


Shareholders may request a taxable exchange of their shares for shares of other DWS Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of DWS Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Management Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Treasury Money Fund Institutional, Cash Reserve Fund, Inc.-Prime Series, Cash Reserve Fund, Inc.-Treasury Series, Cash Reserve Fund, Inc.-Tax-Free Series, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with DWS-SDI. All exchanges among money funds must meet applicable investor eligibility and investment requirements. Exchanges may only be made for Funds that are available for sale in the shareholder's state of residence. Currently, the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or DWS-SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a DWS Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such DWS Fund. Exchanges will be made automatically until the shareholder or the Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

Dividends


Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Fund at the net asset value normally on the last business day of the month. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested without sales charge in shares of another DWS Mutual Fund offering this privilege at the net asset value of such other Fund. To use this privilege of investing Fund dividends shares in another DWS Mutual Fund, shareholders must maintain a minimum account value of $1,000 in this Fund.


If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal income tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

The Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, the Fund may make additional distributions of net investment income or net capital gain income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code of 1986, as amended (the "Code").

                                 NET ASSET VALUE


The Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of the Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Fund's net asset value also may be processed on a confirmed basis in accordance with the procedures established by DWS-SDI.

                                      TAXES

Certain Federal Income Tax Matters

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. This discussion reflects the applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may change or be subject to new interpretations by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their tax advisors before making an investment in the Fund.

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and has qualified as such since its inception. The Fund intends to continue to so qualify in each taxable year as required under the Code so that it will not be subject to federal income tax on the income gains that it distributes to shareholders. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income and the diversification of its assets. The Fund is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gain in the manner required under the Code. Distributions of investment company taxable income, unless otherwise exempt, are generally taxable to shareholders as ordinary income.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as dividends. Such dividends however would generally be eligible (i) to be treated as "qualified dividend income" in the case of individual and other noncorporate shareholders, and (ii) for the 70% dividends received deduction in the case of corporate shareholders.

The Fund is subject to a nondeductible 4% federal excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during any prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, the Fund may retain (and be subject to income and excise tax on) a portion of its capital gains or other income if it appears to be in the interest of such Fund.

Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow-through as tax-exempt interest to its shareholders, provided that at least 50% of the value of the Fund's assets at the end of each quarter of the taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. The Fund intends to satisfy this 50% requirement in order to permit distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. These distributions may be subject to the individual or corporate alternative minimum tax. Discount from certain stripped tax-exempt obligations or their coupons may be taxable.

Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. If a shareholder held such shares for more than one year, the gain will be a long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning on or before December 31, 2008. Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes. Under rules used by the Internal Revenue Service ("IRS") to determine when borrowed Funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed Funds even though the borrowed Funds are not directly traceable to the purchase of shares.

Section 147(a) of the Code prohibits exemption from federal income taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Fund has not undertaken any investigation as to the users of the facilities financed by bonds in its portfolio.

Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, tax-exempt bonds, as well as the tax-exempt nature of interest paid thereon. It is not possible to predict with certainty the effect of these recent tax law changes upon the tax-exempt bond market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions that may be enacted in the future.

"Exempt-interest" dividends are included as income for purposes of determining whether the amount of a shareholder's total social security benefits and railroad retirement benefits are subject to tax.

Investors are advised to consult their own tax advisors with respect to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state and local tax consequences before making an investment in the Fund.

Certain California State Taxation Matters

In any year in which the Fund qualifies as a regulated investment company under Subchapter M of the Code and is exempt from federal income tax, the Fund will also be relieved of liability for California state franchise and corporate income tax to the extent its earnings is distributed to their shareholders. The Fund may be taxed on its undistributed taxable income (including interest income on California municipal securities for franchise tax purposes). If for any year the Fund does not qualify for the special tax treatment afforded regulated investment companies, then all of the Fund's taxable income may be subject to California state franchise or income tax at regular corporate rates.

If at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company (or series thereof) consists of obligations the interest on which, if held by an individual, is exempt from taxation by California, then the regulated investment company (or series thereof) will be qualified to pay dividends exempt from California personal income tax (hereinafter referred to as "California exempt-interest dividends"). The Fund intends to qualify under the above requirements so it can pay California exempt-interest dividends. However, if the Fund fails to so qualify, then no part of its dividends to shareholders will be exempt from California personal income tax.

Within 60 days after the close of its taxable year, the Fund will notify each shareholder of the portion of the dividends paid by the Fund with respect to such taxable year which is exempt from California state personal income tax. Interest on obligations of Puerto Rico and other U.S. possessions, as well as interest on obligations of the State of California or its political subdivisions, may be distributed as California exempt-interest dividends. Distributions from the Fund which are attributable to sources other than those described in the preceding sentence generally are taxable to such shareholders as ordinary income. However, distributions derived from interest on U.S. Government obligations, if any, may also be designated by the Fund and treated by shareholders as exempt under the California personal income tax provided the 50% requirement of the preceding paragraph is satisfied.

To the extent, if any, dividends paid to shareholders of the Fund are derived from the excess of net long-term capital gains over net short-term capital losses, such dividends will not constitute California exempt-interest dividends. Such dividends will generally be taxed as long-term capital gains under rules similar to those regarding the treatment of capital gain dividends for federal income tax purposes; provided that California has not adopted the federal rule that allows a regulated investment company to elect to treat such capital gains as having been distributed even though no capital gain dividend has actually been paid. In the case where the Fund makes this election for federal income tax purposes, any such capital gains may be subject to tax at the Fund level for California franchise or corporate income tax purposes.

Shares of the Fund are not subject to the California property tax.

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund is not deductible for California personal income tax purposes. In addition, any loss realized by a shareholder of the Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution on such shares is treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption shares within 30 days before or after the acquisition of other shares of the same Fund may be disallowed under the "wash sale" rules.

The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of the Fund dividends constituting California exempt-interest dividends is excludable for California state personal income tax only. Any dividends paid to shareholders subject to California state franchise or California state corporate income tax may therefore be taxed as ordinary dividends to such shareholders notwithstanding that all or a portion of dividends is exempt from California state personal income tax. Accordingly, potential investors in the Fund, excluding, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisors with respect to the application of such taxes to the receipt of Fund dividends and as to their own California state tax situation, in general.


Tax-Exempt Versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Fund may generate. Both tables are based upon current law as to the 2005 tax rates schedules.

CALIFORNIA


                                               Combined                                                   Combined
                                              California                        Effective    Effective   California
  Taxable Income    Effective    Effective    and Federal     Taxable Income      State       Federal    and Federal
     Single*       State Rate  Federal Rate   Tax Bracket         Joint           Rate         Rate      Tax Bracket
     ------        ----------  ------------   -----------         -----           ----         ----      -----------
 $22,997-$29,700      6.00%       15.00%         20.10%      $29,142-$29,700      4.00%        15.00%        18.40%
 $29,701-$31,925      6.00%       25.00%         29.50%      $29,701-$45,994      4.00%        25.00%        28.00%
 $31,926-$40,346      8.00%       25.00%         31.00%      $45,995-$63,850      6.00%        25.00%        29.50%
 $40,347-$71,950      9.30%       25.00%         31.98%      $63,851-$71,950      8.00%        25.00%        31.00%
 $71,951-$150,150     9.30%       28.00%         34.70%      $71,951-$80,692      8.00%        25.00%        33.76%
$150,151-$326,450     9.30%       33.00%         39.23%      $80,693-$150,150     9.30%        28.00%        34.70%
  over $326,450       9.30%       35.00%         41.05%     $150,151-$326,450     9.30%        33.00%        39.23%
                                                              over $326,450       9.30%        35.00%        41.05%


      If your combined federal and state effective tax rate in 2004 is:

                 20.10%   29.50%   31.00%  31.98%   34.70%  39.23%  18.40%   28.00%  29.50%  31.00%  33.76%   34.70%  39.23%  41.05%
To match these
tax-free         Your taxable investment would have to earn the following yield:
yields:

          2.00%   2.50%    2.84%    2.90%   2.94%    3.06%   3.29%   2.45%    3.39%   2.78%   2.84%   2.90%    3.02%   3.06%   3.29%
          3.00%   3.75%    4.26%    4.35%   4.41%    4.59%   4.94%   3.68%    5.09%   4.17%   4.26%   4.35%    4.53%   4.59%   4.94%
          4.00%   5.01%    5.67%    5.80%   5.88%    6.13%   6.58%   4.90%    6.78%   5.56%   5.67%   5.80%    6.04%   6.13%   6.58%
          5.00%   6.26%    7.09%    7.25%   7.35%    7.66%   8.23%   6.13%    8.48%   6.94%   7.09%   7.25%    7.55%   7.66%   8.23%
          6.00%   7.51%    8.51%    8.70%   8.82%    9.19%   9.87%   7.35%   10.18%   8.33%   8.51%   8.70%    9.06%   9.19%   9.87%
          7.00%   8.76%    9.93%   10.14%  10.29%   10.72%  11.52%   8.58%   11.87%   9.72%   9.93%  10.14%   10.57%  10.72%  11.52%
          8.00%  10.01%   11.35%   11.59%  11.76%   12.25%  13.16%   9.80%   13.57%  11.11%  11.35%  11.59%   12.08%  12.25%  13.16%
          9.00%  11.26%   12.77%   13.04%  13.23%   13.78%  14.81%  11.03%   15.27%  12.50%  12.77%  13.04%   13.59%  13.78%  14.81%

Please note:

1)    This chart does not take into consideration any local or city tax rates.

2) The effective state and federal tax rates are calculated using the highest marginal tax rate within the applicable tax bracket.

3) The combined effective tax rate reflects a deduction for state income taxes on the federal return.

4) Taxable income amounts represent taxable income as defined in the Internal Revenue Code. It is assumed that the definition of taxable income is the same under Massachusetts Personal Income Tax law; however, Massachusetts taxable income may vary due to differences in exemptions, itemized deductions, and other items.

* Brackets based on federal brackets combined with 2004 California brackets; all rates 2005 rates.

                              TRUSTEES AND OFFICERS


The following table presents certain information regarding the Trustees and Officers of Tax-Exempt California Money Market Fund as of February 1, 2006. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) unless otherwise noted, the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing such Trustee and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the Trust.

Independent Trustees

-----------------------------------------------------------------------------------------------------------------
Name, Year of Birth,
Position(s) Held with the                                                                         Number of Funds
Trust and Length of Time       Principal Occupation(s) During Past 5 Years and                    in Fund Complex
Served(1)                      Other Directorships Held                                           Overseen
-----------------------------------------------------------------------------------------------------------------
Shirley D. Peterson (1941)     Retired; formerly, President, Hood College (1995-2000);            71
Chairperson since 2004, and    prior thereto, Partner, Steptoe & Johnson (law firm);
Trustee, 1995-present          Commissioner, Internal Revenue Service; Assistant
                               Attorney General (Tax), US Department of Justice.
                               Directorships: Federal Mogul Corp. (supplier of
                               automotive components and subsystems); AK Steel (steel
                               production); Goodyear Tire & Rubber Co. (April
                               2004-present); Champion Enterprises, Inc. (manufactured
                               home building); Wolverine World Wide, Inc. (designer,
                               manufacturer and marketer of footwear) (April
                               2005-present); Trustee, Bryn Mawr College. Former
                               Directorship: Bethlehem Steel Corp.
-----------------------------------------------------------------------------------------------------------------
John W. Ballantine (1946)      Retired; formerly, Executive Vice President and Chief              71
Trustee, 1999-present          Risk Management Officer, First Chicago NBD
                               Corporation/The First National Bank of Chicago
                               (1996-1998); Executive Vice President and Head of
                               International Banking (1995-1996). Directorships: First
                               Oak Brook Bancshares, Inc.; Oak Brook Bank; American
                               Healthways, Inc. (provider of disease and care
                               management services); Portland General Electric (utility
                               company)
-----------------------------------------------------------------------------------------------------------------
Donald L. Dunaway (1937)       Retired; formerly, Executive Vice President, A. O. Smith           71
Trustee, 1980-present          Corporation (diversified manufacturer) (1963-1994)
-----------------------------------------------------------------------------------------------------------------
James R. Edgar (1946)          Distinguished Fellow, University of Illinois, Institute of         71
Trustee, 1999-present          Government and Public Affairs (1999-present); formerly,
                               Governor, State of Illinois (1991-1999). Directorships:  Kemper
                               Insurance Companies; John B. Sanfilippo & Son, Inc.
                               (processor/packager/marketer of nuts, snacks and candy
                               products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures,
                               distributes and markets health and beauty care products)
-----------------------------------------------------------------------------------------------------------------
Paul K. Freeman (1950)         President, Cook Street Holdings (consulting); Senior Visiting      71
Trustee, 2002-present          Research Scholar, Graduate School of International Studies,
                               University of Denver; Consultant, World Bank/Inter-American
                               Development Bank; formerly, Project Leader, International
                               Institute for Applied Systems Analysis (1998-2001); Chief
                               Executive Officer, The Eric Group, Inc. (environmental
                               insurance) (1986-1998)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Name, Year of Birth,
Position(s) Held with the                                                                         Number of Funds
Trust and Length of Time       Principal Occupation(s) During Past 5 Years and                    in Fund Complex
Served(1)                      Other Directorships Held                                           Overseen
-----------------------------------------------------------------------------------------------------------------
Robert B. Hoffman (1936)       Retired; formerly, Chairman, Harnischfeger Industries, Inc.        71
Trustee, 1981-present          (machinery for the mining and paper industries) (1999-2000);
                               prior thereto, Vice Chairman and Chief Financial Officer,
                               Monsanto Company (agricultural, pharmaceutical and
                               nutritional/food products) (1994-1999). Directorship:  RCP
                               Advisors, LLC (a private equity investment advisory firm)
-----------------------------------------------------------------------------------------------------------------
William McClayton (1944)       Managing Director of Finance and Administration, DiamondCluster    71
Trustee, 2004-present          International, Inc. (global management consulting firm)
                               (2001-present); formerly, Partner, Arthur Andersen LLP
                               (1986-2001). Formerly: Trustee, Ravinia Festival; Board of
                               Managers, YMCA of Metropolitan Chicago
-----------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth (1940)     President, Robert H. Wadsworth Associates, Inc.                    74
Trustee, 2004-present          (consulting firm) (1983 to present). Director, The
                               European Equity Fund, Inc. (since 1986), The New Germany
                               Fund, Inc. (since 1992), The Central Europe and Russia
                               Fund, Inc. (since 1990). Formerly, Trustee of New York
                               Board Scudder Funds; President and Trustee, Trust for
                               Investment Managers (registered investment company)
                               (1999-2002). President, Investment Company
                               Administration, L.L.C. (1992*-2001); President,
                               Treasurer and Director, First Fund Distributors, Inc.
                               (June 1990-January 2002); Vice President, Professionally
                               Managed Portfolios (May 1991-January 2002) and Advisors
                               Series Trust (October 1996-January 2002) (registered
                               investment companies)

                               *    Inception date of the corporation which was the
                                    predecessor to the L.L.C.
-----------------------------------------------------------------------------------------------------------------

Interested Trustee and Officers(2)

-----------------------------------------------------------------------------------------------------------------
Name, Date of Birth,                                                                              Number of
Position(s) Held with the                                                                         Funds in DWS
Trust and Length of Time       Principal Occupation(s) During Past 5 Years and                    Fund Complex
Served(1)                      Other Directorships Held                                           Overseen
-----------------------------------------------------------------------------------------------------------------
William N. Shiebler(4) (1942)  Vice Chairman, Deutsche Asset Management ("DeAM") and a            120
Trustee, 2004-present          member of the DeAM Global Executive Committee (since
                               2002); Vice Chairman of Putnam Investments, Inc. (1999);
                               Director and Senior Managing Director of Putnam
                               Investments, Inc. and President, Chief Executive
                               Officer, and Director of Putnam Mutual Funds Inc.
                               (1990-1999)
-----------------------------------------------------------------------------------------------------------------
Vincent J. Esposito(4) (1956)  Managing Director(3), Deutsche Asset Management (since             n/a
President, 2005-present        2003); President and Chief Executive Officer of The
                               Central Europe and Russia Fund, Inc., The European
                               Equity Fund, Inc., The New Germany Fund, Inc. (since
                               2003) (registered investment companies); Vice Chairman
                               and Director of The Brazil Fund, Inc. (2004-present);
                               formerly, Managing Director, Putnam Investments
                               (1991-2002)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Name, Date of Birth,                                                                              Number of
Position(s) Held with the                                                                         Funds in DWS
Trust and Length of Time       Principal Occupation(s) During Past 5 Years and                    Fund Complex
Served(1)                      Other Directorships Held                                           Overseen
-----------------------------------------------------------------------------------------------------------------
Philip J. Collora (1945)       Director(3), Deutsche Asset Management                             n/a
Vice President and Assistant
Secretary, 1986-present
-----------------------------------------------------------------------------------------------------------------
Paul H. Schubert(4) (1963)     Managing Director(3), Deutsche Asset Management (since             n/a
Chief Financial Officer,       July 2004); formerly, Executive Director, Head of Mutual
2004-present                   Fund Services and Treasurer for UBS Family of Funds
Treasurer, 2005-present        (1998-2004); Vice President and Director of Mutual Fund
                               Finance at UBS Global Asset Management (1994-1998)
-----------------------------------------------------------------------------------------------------------------
John Millette(5) (1962)        Director(3), Deutsche Asset Management                             n/a
Secretary, 2001-present
-----------------------------------------------------------------------------------------------------------------
Patricia DeFilippis(4) (1963)  Vice President, Deutsche Asset Management (since June              n/a
Assistant Secretary,           2005); Counsel, New York Life Investment Management LLC
2005-present                   (2003-2005); legal associate, Lord, Abbett & Co. LLC
                               (1998-2003)
-----------------------------------------------------------------------------------------------------------------
Elisa D. Metzger(4) (1962)     Director(3), Deutsche Asset Management (since September 2005);     n/a
Assistant Secretary,           Counsel, Morrison and Foerster LLP (1999-2005)
2005-present
-----------------------------------------------------------------------------------------------------------------
Caroline Pearson(5) (1962)     Managing Director(3), Deutsche Asset Management                    n/a
Assistant Secretary,
1998-present
-----------------------------------------------------------------------------------------------------------------
Scott M. McHugh(5) (1971)      Director(3), Deutsche Asset Management                             n/a
Assistant Treasurer,
2005-present
-----------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo(5)   Director(3), Deutsche Asset Management                             n/a
(1957)
Assistant Treasurer,
2003-present
-----------------------------------------------------------------------------------------------------------------
John Robbins(4) (1966)         Managing Director(3), Deutsche Asset Management (since 2005);      n/a
Anti-Money Laundering          formerly, Chief Compliance Officer and Anti-Money Laundering
Compliance Officer,            Compliance Officer for GE Asset Management (1999-2005)
2005-present
-----------------------------------------------------------------------------------------------------------------
Philip Gallo(4) (1962)         Managing Director(3), Deutsche Asset Management (2003-present);    n/a
Chief Compliance Officer,      formerly, Co-Head of Goldman Sachs Asset Management Legal
2004-present                   (1994-2003)
-----------------------------------------------------------------------------------------------------------------

(1) Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the Fund, managed by the Advisor. For the officers of the Fund, length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.

(2) As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

(3)   Executive title, not a board directorship.

(4)   Address: 345 Park Avenue, New York, New York 10154.

(5)   Address: Two International Place, Boston, Massachusetts 02110.

Officers' Role with Principal Underwriter:  DWS Scudder Distributors, Inc.

Caroline Pearson:              Secretary
Philip J. Collora:             Assistant Secretary

Trustees' Responsibilities. The officers of the Trust manage its day-to-day operations under the direction of the Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight of the management of the Fund. A majority of the Trust's Board members are not "interested persons" of the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.

Board Committees. The Board of Trustees oversees a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board has the following committees:

Audit Committee: The Audit Committee, which consists entirely of Independent Trustees, makes recommendations regarding the selection of independent registered public accounting firms for the Fund, confers with the independent registered public accounting firm regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firms as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chair), Robert B. Hoffman and William McClayton. The Audit Committee held ten meetings during calendar year 2005.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are James R. Edgar, Shirley D. Peterson (Chair) and William McClayton. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) and resume to the Secretary of the Trust. The Nominating and Governance Committee held five meetings during calendar year 2005.

Contract Review Committee: The Contract Review Committee, which consists entirely of Independent Trustees, oversees the annual contract review process. The members of the Contract Review Committee are Paul K. Freeman (Chair), John
W. Ballantine, Donald L. Dunaway and Robert B. Hoffman. The Contract Review Committee held three meetings during calendar year 2005.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chair), William N. Shiebler and Donald L. Dunaway (alternate). The Fund's Valuation Committee held one meeting during calendar year 2005.

Equity Oversight Committee: The Equity Oversight Committee oversees investment activities of the Fund, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Equity Oversight Committee are Robert B. Hoffman (Chair), John W. Ballantine and Robert H. Wadsworth. The Equity Oversight Committee held five meetings during calendar year 2005.

Operations Committee: The Operations Committee oversees the operations of the Fund, such as reviewing each Fund's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chair), Paul K. Freeman and Robert
H. Wadsworth. The Operations Committee held seven meetings during calendar year 2005.

Fixed-Income Oversight Committee: The Fixed-Income Oversight Committee oversees investment activities of the Funds, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Fixed-Income Oversight Committee are Paul K. Freeman (Chair), Donald L. Dunaway and James R. Edgar. The Fixed-Income Oversight Committee held six meetings during calendar year 2005.

Remuneration. For the calendar year 2005, each Independent Trustee received a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. Effective January 1, 2006, each Independent Trustee receives an annual base retainer, paid quarterly, and, as applicable, an additional annual fixed fee(s) for serving as a Committee member, Committee Chairman and/or as the Independent Board Chairman. The Trustees serve as board members of various other funds advised by the Advisor. The Advisor supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services.

The Board of Trustees of the Fund established a deferred compensation plan for the Independent Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Independent Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Trustee's share ownership.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The Independent Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the Fund and aggregate compensation from the fund complex during the calendar year 2005.

                                               Pension or Retirement
                          Compensation from      Benefits Accrued      Total Compensation Paid
Name of                 Tax Exempt California      as Part of                to Trustee
Trustee                   Money Market Fund       Fund Expenses         from Fund Complex(3)(4)
-------                   -----------------       -------------         -----------------------

John W. Ballantine                 $2,730            $0                           $215,150
Donald L. Dunaway(1)               $2,780            $0                           $224,660
James R. Edgar(2)                  $2,160            $0                           $173,790
Paul K. Freeman                    $2,730            $0                           $215,150
Robert B. Hoffman                  $2,510            $0                           $187,940
William McClayton                  $2,420            $0                           $181,180
Shirley D. Peterson(5)             $2,650            $0                           $208,580
Robert H. Wadsworth                $2,270            $0                           $_______

(1) Does not include deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Mr. Dunaway are $2,040.

(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Governor Edgar are $13,243.

(3) For each Trustee, except Mr. Wadsworth, total compensation includes compensation for service on the boards of 31 trusts/corporations comprised of 85 funds/portfolios. Each Trustee, except Mr. Wadsworth, currently serves on the boards of 22 trusts/corporations comprised of 71 funds/portfolios. Mr. Wadsworth currently serves on the boards of 25 DeAM trust/corporations comprised of 74 funds/portfolios.

(4) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of ad hoc committees of the Chicago Board in connection with the possible consolidation of the various DWS Fund Boards. Such amounts totaled $[ ] for Ms. Peterson. These meeting fees were borne by the Funds. In addition, the aggregate compensation reflects amounts paid to the Trustees for ad hoc committee meetings held with respect to legal and regulatory matters. These amounts totaled $[ ] for Messrs. Ballantine and Dunaway and $[ ] for Mr. Freeman and Ms. Peterson. These meeting fees were borne by the Advisor.

(5) Includes $[ ] in annual retainer fees received by Ms. Peterson as Chairperson of the Board.

(6) If the new Independent Trustee compensation structure, effective January 1, 2006, had been in effect for the calendar year 2005, the range of compensation paid to the Independent Trustees would have been between $175,000 and $225,000.

Mr. Freeman, prior to his service as Independent Trustee of the Fund, served as a board member of certain funds in the Deutsche Bank complex ("DB Funds"). In connection with his resignation and the resignation of certain other board members as trustees of the DB Funds on July 30, 2002 (the "Effective Date"), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. ("DeAM") agreed to recommend, and, if necessary obtain, directors and officers ("D&O") liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Trustee Fund Ownership. Under the Fund's Governance Procedures and Guidelines, the Independent Trustees have established the expectation that within three years, an Independent Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow shares" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Independent Trustee's personal investment needs. Each interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Trustee's share ownership of the Fund and all funds in the fund complex overseen by each Trustee as of December 31, 2005.
                                                           Aggregate Dollar
                              Dollar Range of             Range of Securities
                             Securities Owned in          Owned in All Funds
                        Tax Exempt California Money       in the Fund Complex
Name of Trustee                 Market Fund               Overseen by Trustee
---------------                 -----------               -------------------

John W. Ballantine                  None                      Over $100,000
Donald L. Dunaway*                  None                      Over $100,000
James R. Edgar*                     None                      Over $100,000
Paul K. Freeman**                   None                      Over $100,000
Robert B. Hoffman                   None                      Over $100,000
William McClayton                   None                    $10,000 - $50,000
Shirley D. Peterson                 None                     $ Over $100,000
William N. Shiebler                 None                     $ Over $100,000
Robert H. Wadsworth                 None                      Over $100,000

* The dollar range of shares shown includes shadow shares of certain DWS funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust's Deferred Compensation Plan as more fully described above under "Remuneration."

**    Mr. Freeman owned over $100,000 in other funds within the DWS Fund
      Complex.

As of January 20, 2006, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Fund.

To the best of the Fund's knowledge, as of January 20, 2006, no person owned of record or beneficially 5% or more of any class of the Fund's outstanding shares, except as noted below.

                                         Percentage of    Name and Address
Fund                   Number of Shares   Fund Shares     of Beneficial Owner
----                   ----------------   -----------     -------------------

Tax-Exempt California   120,022,633.44       90.92%     LPL FINANCIAL SERVICES
Money Market Fund                                       SAN DIEGO CA  92121-1968

Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2005. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

                                                                             Value of
                           Owner and                                      Securities on      Percent of
Independent             Relationship to                                   an Aggregate      Class on an
Trustee                     Trustee        Company      Title of Class        Basis       Aggregate Basis
-------                     -------        -------      --------------        -----       ---------------

John W. Ballantine                          None
Donald L. Dunaway                           None
James R. Edgar                              None
Paul K. Freeman                             None
Robert B. Hoffman                           None
William McClayton                           None
Shirley D. Peterson                         None
Robert H. Wadsworth                         None


Agreement to Indemnify Independent Trustees for Certain Expenses. In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Funds, each Fund's investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the applicable Funds against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Funds or the investment advisor ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Funds against the Funds, their directors and officers, the Funds' investment advisor and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the applicable Funds and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, each Fund's investment advisor has also agreed, subject to applicable law and regulation, to indemnify the applicable Funds' Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The applicable investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the applicable Fund's Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Funds or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee's duties as a director or trustee of the Funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by each Fund's investment advisor will survive the termination of the investment management agreements between the applicable investment advisor and the Funds.

                                FUND ORGANIZATION

The Fund is an open-end diversified management investment company, organized as a business trust under the laws of Massachusetts on February 25, 1987. The Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value. While only shares of a single Portfolio are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Fund may offer multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing Fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Fund, shareholders may remove trustees. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees.

Organizational Description


The Trustees have the authority to create additional funds and to designate the relative rights and preferences as between the different funds. The Trustees also may authorize the division of shares of the Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any fund or class by notice to the shareholders without shareholder approval.


The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund, as amended, ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination or reorganization of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in Fundamental investment policies or restrictions.


The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.


Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed.


Any Trustee may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the mater voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of the Fund's portfolio securities and executed by the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Fund, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.


                             PROXY VOTING GUIDELINES

The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.


o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments. The Advisor generally votes for proposals to restrict a chief executive officer from serving on more than three outside boards of directors. The Advisor generally votes against proposals that require a company to appoint a Chairman who is an independent director.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.


You may obtain information about how a fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by visiting our Web site at www.dws-scudder.com for all classes (type "proxy voting" in the search field).

                              FINANCIAL STATEMENTS


The financial statements together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated September 30, 2005 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.


                             ADDITIONAL INFORMATION

The CUSIP number of the Fund is 876934-1000.

The Fund has a fiscal year end of September 30.

The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                             RATINGS OF INVESTMENTS

Standard & Poor's Corporation Bond Ratings

AAA. Debt rated AAA had the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Bond Ratings

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Long-Term Debt Ratings

AAA. Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. "AA"` ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB. Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D. Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Fitch Short-Term Debt Ratings

F1. Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3. Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B. Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D. Default. Denotes actual or imminent payment default.

Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Ratings Services ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

Municipal Notes

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2."

                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                            PART C. OTHER INFORMATION

   Item 23.       Exhibits
   --------       --------

                    (a)                     Agreement and Declaration of Trust.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 9 to
                                            Registrant's Registration Statement on Form N-1A filed on January 2, 1996.)

                   (b)(1)                   By-laws.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 9 to
                                            Registrant's Registration Statement on Form N-1A filed on January 2, 1996.)

                   (b)(2)                   Amendment to By-laws.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 16 to
                                            Registrant's Registration Statement on Form N-1A filed on February 1, 2001.)

                   (b)(3)                   Amendment to By-Laws. (Incorporated herein by reference to Post-Effective
                                            Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed on January 28, 2004.)

                   (b)(4)                   Amendment to By-Laws, dated September 24, 2004 (Filed herein.)

                    (c)                     Text of Share Certificate.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 9 to
                                            Registrant's Registration Statement on Form N-1A filed on January 2, 1996.)

                   (d)(1)                   Investment Management Agreement between the Registrant and Deutsche
                                            Investment Management Americas Inc., dated April 5, 2002.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 18 to
                                            Registrant's Registration Statement on Form N-1A filed on January 28, 2003.)

                   (d)(2)                   First Amendment to Investment Management Agreement dated March 19, 2003.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 22 to
                                            Registrant's Registration Statement on Form N-1A filed on February 1, 2005.)

                    (e)                     Underwriting and Distribution Services Agreement between the Registrant and
                                            Scudder Distributors, Inc., dated April 5, 2002.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 18 to
                                            Registrant's Registration Statement on Form N-1A filed on January 28, 2003.)

                    (f)                     Inapplicable.

                    (g)                     Master Custodian Agreement between Registrant and State Street Bank and
                                            Trust Company dated March 17, 2004. (Filed herein.)

                 (h)(1)(a)                  Agency Agreement.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 9 to
                                            Registrant's Registration Statement on Form N-1A filed on January 2, 1996.)

                                       1

                 (h)(1)(b)                  Supplement to Agency Agreement dated January 1, 1999.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 16 to
                                            Registrant's Registration Statement on Form N-1A filed on February 1, 2001.)

                 (h)(1)(c)                  Supplement to Agency Agreement.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 10 to
                                            Registrant's Registration Statement on Form N-1A filed on January 2, 1997.)

                 (h)(1)(d)                  Agency Agreement dated August 31, 2000. (Incorporated herein by reference to
                                            Post-Effective Amendment No.16 to the Registration Statement filed on
                                            February 1, 2001.)

                 (h)(1)(e)                  Amendment No.1 to the Transfer Agency and Service Agreement between the
                                            Registrant and SISC, dated July 24, 2002.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 18 to
                                            Registrant's Registration Statement on Form N-1A filed on January 28, 2003.)

                   (h)(2)                   Fund Accounting Services Agreement dated December 31, 1997.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 12 to
                                            Registrant's Registration Statement on Form N-1A filed on December 3, 1998.)

                   (h)(3)                   Supplement to Services Agreement.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 14 to
                                            Registrant's Registration Statement on Form N-1A filed on January 25, 2000.)

                   (h)(4)                   First Amendment to Fund Accounting Services Agreement dated March 19, 2003.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 19 to
                                            Registrant's Registration Statement on Form N-1A filed on January 28, 2004.)

                   (h)(5)                   Letter of Indemnity to the Scudder Funds dated September 10, 2004.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 21 to
                                            Registrant's Registration Statement on Form N-1A filed on December 3, 2004.)

                   (h)(6)                   Letter of Indemnity to the Scudder Funds dated September 10, 2004.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 21 to
                                            Registrant's Registration Statement on Form N-1A filed on December 3, 2004.)

                   (h)(7)                   Letter of Indemnity to the Independent Directors/Trustees dated September
                                            10, 2004. (Incorporated herein by reference to Post-Effective Amendment No.
                                            21 to Registrant's Registration Statement on Form N-1A filed on December 3,
                                            2004.)

                    (i)                     Legal Opinion and Consent of Counsel.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 18 to
                                            Registrant's Registration Statement on Form N-1A filed on January 28, 2003.)

                    (j)                     Report and Consent of Auditors. (Filed herein.)

                    (k)                     Inapplicable.

                                       2

                    (l)                     Inapplicable.

                    (m)                     Amended and Restated Rule 12b-1 Plan dated August 1, 1998.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 12 to
                                            Registrant's Registration Statement on Form N-1A filed on December 3, 1998.)

                    (n)                     Inapplicable.

                   (p)(1)                   Code of Ethics for Deutsche Asset Management, dated January 1, 2005.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 22 to
                                            Registrant's Registration Statement on Form N-1A filed on February 1, 2005.)

                   (p)(2)                   Consolidated Fund Code of Ethics.
                                            (Filed herein.)

                    (q)                     Powers of Attorney.
                                            (Filed herein.)

Item 24.          Persons Controlled by or under Common Control with Fund
--------          -------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche Investment Management Americas Inc. ("DeIM"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DeIM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeIM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DeIM and the Registrant, then DeIM shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DeIM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                  1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeIM (or by a representative of DeIM acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeIM, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeIM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DeIM will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DeIM and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                  5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeIM prevails on the merits of any such dispute in a final, nonappealable court order.

                  DeIM is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeIM has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DeIM.


Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

                  (b)

                  Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                                 (2)                                (3)
           Scudder Distributors, Inc.
               Name and Principal              Positions and Offices with               Positions and
                Business Address               Scudder Distributors, Inc.          Offices with Registrant
                ----------------               --------------------------          -----------------------

         Michael L. Gallagher           Director and President                    None
         222 South Riverside Plaza
         Chicago, IL 60606

         Vincent J. Esposito            Director, Chairman of the Board, CEO      President
         345 Park Avenue                and Vice President
         New York, NY 10154

         Michael Colon                  Director                                  None
         345 Park Avenue
         New York, NY 10154

         Ralph Mattone                  Chief Financial Officer and Treasurer     None
         60 Wall Street
         New York, NY 10005

         Robert Froehlich               Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Katie Rose                     Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                            Chief Financial Officer
         345 Park Avenue                                                          and Treasurer
         New York, NY 10154

         Mark Perrelli                  Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Thomas Winnick                 Vice President                            None
         345 Park Avenue
         New York, NY 10154

         Donna White                    Chief Compliance Officer                  None
         345 Park Avenue
         New York, NY 10154

         John Robbins                   Vice President and AML Compliance         Anti-Money Laundering
         345 Park Avenue                Officer                                   Compliance Officer
         New York, NY 10154

                                       6

                      (1)                                 (2)                                (3)
           Scudder Distributors, Inc.
               Name and Principal              Positions and Offices with               Positions and
                Business Address               Scudder Distributors, Inc.          Offices with Registrant
                ----------------               --------------------------          -----------------------

         Caroline Pearson               Secretary                                 Assistant Secretary
         Two International Place
         Boston, MA 02110

         Philip J. Collora              Assistant Secretary                       Vice President and
         222 South Riverside Plaza                                                Assistant Secretary
         Chicago, IL 60606


(c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Accounts, books and other documents are maintained at the offices of the Registrant; the offices of Registrant's investment adviser, Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; in the case of records concerning custodial and transfer agency functions, at the offices of the custodian and transfer agent, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110; or, in the case of records concerning shareholder service agency functions, at the office of the shareholder service agent, Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services
--------          -------------------

                  Inapplicable.

Item 30.          Undertakings
--------          ------------

                  None.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 20th day of January, 2006.

                                      TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                                               By: /s/Vincent J. Esposito
                                                   --------------------------
                                                   Vincent J. Esposito
                                                   President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/Vincent J. Esposito
--------------------------------------
Vincent J. Esposito                         President                                    January 20, 2006

/s/ Shirley D. Peterson
--------------------------------------
Shirley D. Peterson*                        Chairperson and Trustee                      January 20, 2006

/s/Paul Schubert
--------------------------------------
Paul Schubert                               Chief Financial Officer and Treasurer        January 20, 2006

/s/ John W. Ballantine
--------------------------------------
John W. Ballantine*                         Trustee                                      January 20, 2006

/s/ Donald L. Dunaway
--------------------------------------
Donald L. Dunaway*                          Trustee                                      January 20, 2006

/s/ James R. Edgar
--------------------------------------
James R. Edgar*                             Trustee                                      January 20, 2006

/s/ Paul K. Freeman
--------------------------------------
Paul K. Freeman*                            Trustee                                      January 20, 2006

/s/ Robert B. Hoffman
--------------------------------------
Robert B. Hoffman*                          Trustee                                      January 20, 2006

/s/ William McClayton
--------------------------------------
William McClayton*                          Trustee                                      January 20, 2006

/s/William N. Shiebler
--------------------------------------
William N. Shiebler*                        Trustee                                      January 20, 2006

/s/ Robert H. Wadsworth
--------------------------------------
Robert H. Wadsworth*                        Trustee                                      January 20, 2006


*By:   /s/Caroline Pearson
       -------------------------------
       Caroline Pearson**
       Assistant Secretary

**     Attorney-in-fact pursuant to the powers of attorney as filed herein.

                                                              File No. 33-12938
                                                              File No. 811-05076


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 23
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 24

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                                  EXHIBIT INDEX

                                     (b)(4)

                                       (g)

                                       (j)

                                     (p)(2)

                                       (q)